UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23408

Clarion Partners Real Estate Income Fund Inc.

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Clarion Partners Real
Estate Income Fund Inc.
Semi-Annual Report | June 30, 2025

Fund Objective
The Fund’s investment objective is to provide current income and long-term capital appreciation.

The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in a portfolio of private commercial real estate and publicly traded real estate securities.
What’s Inside

www.cprex.com
Clarion Partners Real Estate Income Fund Inc. 2025 Semi-Annual Report

Management discussion of fund performance
Dear Shareholder,
We are pleased to provide the semi-annual report of Clarion Partners Real Estate Income Fund Inc. (the “Fund”) for the six-month reporting period ended June 30, 2025. Market signals point to a new private real estate cycle and we believe the Fund remains well positioned to take advantage. So far in 2025, the Fund has:

Deployed $170 million of capital across four new private real estate investments: one equity investment and three debt investments[1]	Offered 5.0% of NAV in liquidity to investors each quarter and fulfilled 100% of requests, which averaged 3.02% of NAV*
Maintained a strategically low leverage position with combined fund leverage (including unconsolidated subsidiaries) of 12.25% at period end	Delivered a total return of 2.46% YTD and an average annualized monthly distribution of 6.97% to shareholders (Class I shares)
The overarching goal of the Fund is to provide a broad range of investors with access to Clarion Partners’ longstanding institutional platform via a simple, accessible, and transparent structure registered under the Investment Company Act of 1940, as amended. Today, the Fund has a well-diversified portfolio of 31 private real estate investments that have provided both attractive income and growth through appreciation, delivering an annualized return of 8.65% since its inception in 2019 (Class I shares).
With a gross asset value of $1.2 billion, the Fund has achieved significant scale across target markets sectors and investment types. The Fund remains strategically overweight to the industrial warehouse and residential sectors, where trends across demographics and innovation, as well as shifting globalization patterns, drive strong demand. Most recently, our thematic investing approach has also led us to target investments in extended sectors, such as industrial outdoor storage and senior housing. These specialized property types benefit from the same secular tailwinds underpinning the broader sectors of distribution, housing, and healthcare. The Fund expects ongoing opportunities for rent growth across sectors to be bolstered by a shortfall of supply throughout the foreseeable future, driven by slowing construction starts, tighter lending conditions, and elevated building costs. Historically, values have rebounded towards replacement cost when these dynamics are present, benefiting owners of existing assets.
The continued strength of property fundamentals is contributing to recent improvements in total returns. After almost two years of asset values adjusting to a higher interest rate environment, private real estate has had four quarters of positive returns, signaling a potential inflection point. This brings renewed confidence to equity and debt capital markets. Transaction volumes are gradually improving, and credit remains more readily available for favored property types.2
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Clarion Partners Real Estate Income Fund Inc. 2025 Semi-Annual Report
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Outside of private real estate, the broader U.S. economy also appears to remain on solid footing. By the end of the second quarter, total employment grew by a relatively healthy 450,000 jobs quarter-over-quarter and the unemployment rate stood at 4.1%, consistent with an economy at full employment.3 While threats of a renewed trade war and the possibility of recession contribute to ongoing uncertainty, the resilience of the U.S. economy and expectations for lower short-term interest rates are positives for commercial real estate moving forward. Additional Fed rate cuts and a subsequent lowering in debt costs may support sales volume and valuations in the back half of 2025.
We believe the Fund’s ability to consistently raise capital and invest across the capital stack and into high demand sectors and geographies positions the Fund well for what we believe is the beginning of a new positive real estate cycle.

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Clarion Partners Real Estate Income Fund Inc. 2025 Semi-Annual Report

As we look forward to the rest of 2025, we thank you for your continued support of the Fund.
Sincerely,

Richard H. Schaupp	Brian Watkins	Janis Mandarino
Managing Director Portfolio Manager	Managing Director Portfolio Manager	Senior Vice President Portfolio Manager

Brent E. Jenkins	Jane Trust, CFA
Managing Director Portfolio Manager	President and Chief Executive Officer

All data is as of June 30, 2025, unless otherwise stated.

Includes Agellan Portfolio III, which closed on July 9, 2025, subsequent to the end of the reporting period.

MSCI Real Capital Analytics, Clarion Partners Global Research.

BLS, Moody’s Analytics, Clarion Partners Global Research.
*
Includes the tender offer which commenced June 13, 2025, and expired July 15, 2025, subsequent to the end of the reporting period.
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Clarion Partners Real Estate Income Fund Inc. 2025 Semi-Annual Report
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Clarion Partners Real Estate Income Fund Inc. 2025 Semi-Annual Report

Performance review
For the six months ended June 30, 2025, Class I shares of Clarion Partners Real Estate Income Fund Inc. returned 2.46%. The S&P 500 Indexi and the Bloomberg U.S. Aggregate Indexii, representative of the broader U.S. equity and fixed income markets, returned 6.20% and 4.02%, respectively, over the same time period.
The Fund has a practice of seeking to maintain a relatively stable level of distributions to shareholders. This practice has no impact on the Fund’s investment strategy and may reduce the Fund’s NAV. The Fund’s manager believes the practice helps maintain the Fund’s competitiveness.

Performance Snapshot as of June 30, 2025 (unaudited)
(excluding sales charges)	6 months
Clarion Partners Real Estate Income Fund Inc.:
Class I	2.46%
Class D	2.39%
Class S	2.02%
Class T	2.16%
S&P 500 Index	6.20%
Bloomberg U.S. Aggregate Index	4.02%
The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.
All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. Class T shares are subject to a maximum front-end sales charge of 3.00% of the offering price. In addition, Class T shares are subject to a dealer manager fee of 0.50% of the offering price. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.
Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Total Annual Operating Expenses (unaudited)
As of the Fund’s current prospectus dated April 30, 2025, the gross total annual fund operating expense ratios were as follows:
	Class I	Class D	Class S	Class T
Total annual operating expenses before expenses reimbursed	2.74%	3.00%	3.54%	3.59%
Total annual operating expenses after reimbursing expenses*	2.74%	3.00%	3.54%	3.59%

*	Included in the operating expense ratio of each class were property level expenses and expenses related to borrowings of 0.95% and 0.11%, respectively.
Clarion Partners Real Estate Income Fund Inc.
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Performance review (cont’d)
Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.
As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, including organizational and offering expenses, but excluding property management, acquisition, disposition expenses, any other expenses related to investments in real property, debt and real estate related securities, expenses related to borrowings or the issuance of preferred stock, interest, brokerage, tax, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.75% for Class I shares, 2.00% for Class D shares, 2.60% for Class S shares and 2.60% of Class T shares, subject to recapture as described below. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board of Directors’ consent.
The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
RISKS: The Fund is a non-diversified, closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective. An investment in the Fund involves a considerable amount of risk. The Fund should be viewed as a long-term investment, as it is inherently illiquid and suitable only for investors who can bear the risks associated with the limited liquidity of the Fund. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no more than 5% of the Fund’s shares outstanding at net asset value. There is no guarantee these repurchases will occur as scheduled, or at all. Shares will not be listed on a public exchange, and no secondary market is expected to develop. Shareholders may not be able to sell their shares in the Fund at all or at a favorable price. Because the Fund is non-diversified, it may be more susceptible to economic, political or regulatory events than a diversified fund.
The Fund’s investments are highly concentrated in real estate investments, and therefore will be subject to the risks typically associated with real estate, including but not limited to local, state, national or international economic conditions; including market disruptions caused by regional concerns, political upheaval, sovereign debt crises and other factors. Fixed income securities involve interest rate, credit, inflation, and reinvestment risks. As interest rates rise, the value of fixed income securities falls. High yield bonds possess greater price volatility, illiquidity, and possibility of default. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks. The Fund may employ leverage, which increases the volatility of investment returns and subjects the Fund to magnified losses if an underlying fund’s investments decline in value. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends
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Clarion Partners Real Estate Income Fund Inc.

or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.
All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.
The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.
i
The S&P 500 Index is an unmanaged index of the stocks of 500 leading companies, and is generally representative of the performance of larger companies in the U.S.
ii
The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.
Clarion Partners Real Estate Income Fund Inc.
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Fund at a glance† (unaudited)
Investment breakdown (%) as a percent of total investments
As of June 30, 2025

Regional Allocation (%) as a percent of gross real estate value
As of June 30, 2025

†
The charts above represent the composition of the Fund’s investments as of June 30, 2025, and do not include derivatives, such as futures contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.
Clarion Partners Real Estate Income Fund Inc. 2025 Semi-Annual Report
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Consolidated schedule of investments (unaudited)
June 30, 2025
 Clarion Partners Real Estate Income Fund Inc.
(Percentages shown based on Fund net assets)
		Value
Private Real Estate — 78.1%
Equity — 48.3%
Real Estate Investments — 36.3%
Healthcare — 1.7%
55 Messina Drive, Braintree, MA		$17,900,000 (a)
Industrial — 20.2%
100 Friars Boulevard, West Deptford, NJ		30,700,000 (a)
3828 Civic Center, Las Vegas, NV		8,600,000 (a)
12000 East 56th Avenue, Denver, CO		12,200,000 (a)
15550 Export Plaza Drive, Houston, TX		10,800,000 (a)
Chino Industrial Portfolio, Chino, CA		30,800,000 (a)
Jedburg Logistics Park Building 2, Summerville, SC		25,800,000 (a)
Nordeast Business Center, Minneapolis, MN		18,700,000 (a)
Regional Airport Center II, Orlando, FL		18,300,000 (a)
Rojas East Distribution Center, El Paso, TX		52,600,000 (a)
Total Industrial		208,500,000
Mixed-Use — 3.4%
Congress Commons, Austin, TX		34,900,000 (a)
Office — 4.0%
The Sheds on Charlotte, Nashville, TN		41,200,000 (a)
Residential — 7.0%
Anker Haus, Charlotte, NC		18,000,000 (a)
Retreat at Weaverville, Weaverville, NC		53,600,000 (a)
Total Residential		71,600,000

Total Real Estate Investments (Cost — $381,029,394)		374,100,000
	Stated Ownership %(b)
Investments in Non-Consolidated Joint Ventures — 12.0%
Healthcare — 1.5%
Fusion Life Science HQ, Carlsbad, CA	85.0%	15,538,606 (a)(c)
Industrial — 2.3%
456 Sullivan Avenue, South Windsor, CT	95.0%	23,374,920 (a)(c)
Residential — 8.2%
Gates at Marina, Marina, CA	87.5%	26,952,795 (a)(c)
Martinique Bay, Henderson, NV	80.0%	24,105,513 (a)(c)
Mosaic at Largo Station, Largo, MD	92.5%	33,399,643 (a)(c)
Total Residential		84,457,951

Total Investments in Non-Consolidated Joint Ventures (Cost — $114,527,998)		123,371,477

Total Equity (Cost — $495,557,392)		497,471,477
See Notes to Consolidated Financial Statements.
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Clarion Partners Real Estate Income Fund Inc. 2025 Semi-Annual Report

 Clarion Partners Real Estate Income Fund Inc.
(Percentages shown based on Fund net assets)
	Rate	Maturity Date	Face Amount	Value
Real Estate Lending — 29.8%
Investments in Real Estate Loans — 17.3%
Mixed-Use — 1.7%
Aertson Midtown Mezzanine B Loan	9.140%	10/1/25	$18,000,000	$17,971,974 (a)
Necessity Retail — 3.0%
Southpark Meadows Mezzanine Loan	9.000%	11/10/27	31,000,000	31,000,000 (a)
Office — 1.4%
Memphis Logistics Mezzanine Loan (SOFR + 6.464%, 0.150% SOFR floor)	10.776%	8/9/25	14,000,000	14,000,000 (a)(d)
Residential — 11.2%
Pearl at Boulder Creek Senior Loan (SOFR + 3.400%, 3.500% SOFR floor)	7.724%	3/1/28	43,215,116	43,215,116 (a)(d)
The Biltmore Mezzanine Loan (SOFR + 7.250%, 3.000% SOFR floor)	11.570%	4/11/26	43,000,000	43,000,000 (a)(d)
The Lodge Mezzanine Loan	7.400%	7/1/27	21,400,000	21,400,000 (a)
The Parker off Pearl Mezzanine Loan	7.400%	7/1/27	8,100,000	8,100,000 (a)
Total Residential				115,715,116

Total Investments in Real Estate Loans (Cost — $178,715,116)				178,687,090
Senior Lending — 10.7%
Industrial — 10.7%
73rd and Washington Senior Loan (SOFR + 6.000%, 3.000% SOFR floor)	10.325%	6/1/26	19,959,888	19,959,888 (a)(d)
National IOS Portfolio Senior Loan (SOFR + 3.700%, 3.500% SOFR floor)	8.012%	3/26/27	66,500,000	66,500,000 (a)(d)
Summit at Surprise Senior Loan (SOFR + 5.000%, 5.329% SOFR floor)	10.329%	9/1/26	23,874,278	23,874,278 (a)(d)

Total Senior Lending (Cost — $110,334,166)				110,334,166
Preferred Equity — 1.8%
Residential — 1.8%
Avilla Enclave	10.125%	3/13/33	10,156,909	10,156,909 (a)
Avilla Suncoast (SOFR + 6.750%, 4.620% SOFR floor)	11.370%	3/29/33	8,319,204	8,319,204 (a)(d)

Total Preferred Equity (Cost — $18,476,113)				18,476,113

Total Real Estate Lending (Cost — $307,525,395)				307,497,369

Total Private Real Estate (Cost — $803,082,787)				804,968,846
Publicly-Traded Real Estate Securities — 18.3%
Collateralized Mortgage Obligations(e) — 15.4%
280 Park Avenue Mortgage Trust, 2017- 280P E (1 mo. Term SOFR + 2.419%)	6.731%	9/15/34	2,130,000	2,053,313 (f)(g)
See Notes to Consolidated Financial Statements.
Clarion Partners Real Estate Income Fund Inc. 2025 Semi-Annual Report
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Consolidated schedule of investments (unaudited) (cont’d)
June 30, 2025
 Clarion Partners Real Estate Income Fund Inc.
(Percentages shown based on Fund net assets)
	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — continued
Anchor Mortgage Trust, 2025-RTL1 A2	6.358%	5/25/40	$1,470,000	$1,473,651 (f)
Angel Oak Mortgage Trust, 2025-6 A3	5.920%	4/25/70	885,488	890,260 (f)
ARES Commercial Mortgage Trust, 2024- IND2 A (1 mo. Term SOFR + 1.443%)	5.755%	10/15/34	1,500,000	1,503,450 (f)(g)
Atrium Hotel Portfolio Trust, 2017-ATRM E (1 mo. Term SOFR + 3.347%)	7.659%	12/15/36	1,700,000	1,571,650 (f)(g)
BANK, 2021-BN34 F	2.250%	6/15/63	850,000	408,402 (f)
BANK, 2021-BN35 H	1.767%	6/15/64	1,050,000	397,018 (f)(g)
BANK, 2021-BN35 K	1.767%	6/15/64	3,076,923	1,004,412 (f)(g)
BANK, 2022-BNK43 E	3.000%	8/15/55	2,125,000	1,446,682 (f)
BANK, 2022-BNK44 D	4.000%	11/15/32	1,000,000	768,432 (f)(g)
BANK, 2022-BNK44 E	4.000%	11/15/32	300,000	217,400 (f)(g)
BANK, 2023-BNK45 E	4.000%	2/15/56	637,000	486,757 (f)
BANK, 2023-BNK46 D	4.000%	8/15/56	2,000,000	1,592,459 (f)
Bank of America Merrill Lynch Commercial Mortgage Trust, 2017-BNK3 E	4.633%	2/15/50	1,000,000	848,403 (f)(g)
BANK5, 2024-5YR12 F	5.000%	12/15/57	300,000	237,833 (g)
Benchmark Mortgage Trust, 2023-V3 D	4.000%	7/15/56	450,000	397,727 (f)
BFLD Commercial Mortgage Trust, 2024- UNIV E (1 mo. Term SOFR + 3.640%)	7.951%	11/15/41	1,500,000	1,503,361 (f)(g)
BIG Commercial Mortgage Trust, 2022- BIG F (1 mo. Term SOFR + 5.436%)	9.747%	2/15/39	500,000	499,245 (f)(g)
BMP Trust, 2024-MF23 E (1 mo. Term SOFR + 3.389%)	7.701%	6/15/41	1,000,000	999,664 (f)(g)
BOCA Commercial Mortgage Trust, 2024- BOCA E (1 mo. Term SOFR + 4.437%)	8.749%	8/15/41	900,000	906,192 (f)(g)
BRAVO Residential Funding Trust, 2024- NQM5 A3	6.158%	6/25/64	802,783	807,418 (f)
BRAVO Residential Funding Trust, 2025- NQM1 A3	5.908%	12/25/64	712,424	716,716 (f)
BWAY Mortgage Trust, 2013-1515 F	4.058%	3/10/33	1,000,000	869,069 (f)(g)
BX Commercial Mortgage Trust, 2019-IMC G (1 mo. Term SOFR + 3.646%)	7.958%	4/15/34	1,869,000	1,800,857 (f)(g)
BX Commercial Mortgage Trust, 2021- VOLT A (1 mo. Term SOFR + 0.814%)	5.126%	9/15/36	1,211,035	1,207,630 (f)(g)
BX Commercial Mortgage Trust, 2021-XL2 A (1 mo. Term SOFR + 0.803%)	5.115%	10/15/38	371,860	371,916 (f)(g)
BX Commercial Mortgage Trust, 2022-LP2 G (1 mo. Term SOFR + 4.106%)	8.418%	2/15/39	350,000	349,769 (f)(g)
See Notes to Consolidated Financial Statements.
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Clarion Partners Real Estate Income Fund Inc. 2025 Semi-Annual Report

 Clarion Partners Real Estate Income Fund Inc.
(Percentages shown based on Fund net assets)
	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — continued
BX Commercial Mortgage Trust, 2023-XL3 A (1 mo. Term SOFR + 1.761%)	6.073%	12/9/40	$1,074,013	$1,078,440 (f)(g)
BX Commercial Mortgage Trust, 2024- BIO2 D	7.970%	8/13/41	1,000,000	995,999 (f)(g)
BX Commercial Mortgage Trust, 2024- KING E (1 mo. Term SOFR + 3.688%)	8.000%	5/15/34	1,480,509	1,483,101 (f)(g)
BX Commercial Mortgage Trust, 2025- SPOT E (1 mo. Term SOFR + 3.690%)	8.002%	4/15/40	1,250,000	1,244,535 (f)(g)
BX Trust, 2021-ARIA G (1 mo. Term SOFR + 3.257%)	7.569%	10/15/36	1,500,000	1,489,555 (f)(g)
BX Trust, 2021-SDMF F (1 mo. Term SOFR + 2.051%)	6.363%	9/15/34	941,921	930,959 (f)(g)
BX Trust, 2024-CNYN D (1 mo. Term SOFR + 2.690%)	7.002%	4/15/41	1,342,790	1,347,812 (f)(g)
BX Trust, 2024-VLT4 E (1 mo. Term SOFR + 2.889%)	7.201%	7/15/29	1,000,000	996,931 (f)(g)
CAFL Issuer LLC, 2023-RTL1 A2	9.300%	12/28/30	580,000	588,052 (f)
CAFL Issuer LLC, 2024-RTL1 A2	8.680%	11/28/31	940,000	952,299 (f)
Chase Home Lending Mortgage Trust, 2024-RPL4 A1A	3.375%	12/25/64	1,442,753	1,292,353 (f)(g)
Chase Mortgage Finance Corp., 2016-SH2 M4	3.750%	12/25/45	767,768	706,958 (f)(g)
Citigroup Commercial Mortgage Trust, 2015-GC29 D	3.110%	4/10/48	1,100,000	786,280 (f)
Citigroup Commercial Mortgage Trust, 2015-P1 D	3.225%	9/15/48	740,000	711,593 (f)
COLT Mortgage Loan Trust, 2022-2 B1	3.954%	2/25/67	500,000	409,744 (f)(g)
COLT Mortgage Loan Trust, 2025-6 A2	5.783%	8/25/70	1,910,000	1,920,487 (f)
CSAIL Commercial Mortgage Trust, 2015-C3 C	4.419%	8/15/48	190,000	163,064 (g)
CSMC Trust, 2017-CHOP F (PRIME + 1.294%)	8.794%	7/15/32	400,000	396,139 (f)(g)
CSMC Trust, 2017-CHOP H (PRIME + 4.294%)	11.794%	7/15/32	1,000,000	967,988 (f)(g)
CSMC Trust, 2020-FACT E (1 mo. Term SOFR + 5.476%)	9.788%	10/15/37	1,500,000	1,393,818 (f)(g)
CSMC Trust, 2021-INV2 A3X, IO	0.500%	11/25/56	35,590,757	1,010,899 (f)(g)
Dwight Issuer LLC, 2025-FL1 A (1 mo. Term SOFR + 1.662%)	5.984%	9/18/42	1,000,000	999,916 (f)(g)
Dwight Issuer LLC, 2025-FL1 E (1 mo. Term SOFR + 4.938%)	9.260%	9/18/42	750,000	749,046 (f)(g)
See Notes to Consolidated Financial Statements.
Clarion Partners Real Estate Income Fund Inc. 2025 Semi-Annual Report
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Consolidated schedule of investments (unaudited) (cont’d)
June 30, 2025
 Clarion Partners Real Estate Income Fund Inc.
(Percentages shown based on Fund net assets)
	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — continued
Eagle RE Ltd., 2023-1 M1B (30 Day Average SOFR + 3.950%)	8.255%	9/26/33	$1,000,000	$1,026,600 (f)(g)
Eagle RE Ltd., 2023-1 M2 (30 Day Average SOFR + 5.200%)	9.505%	9/26/33	920,000	977,225 (f)(g)
Ellington Financial Mortgage Trust, 2020-2 B2	4.804%	10/25/65	500,000	468,981 (f)(g)
Ellington Financial Mortgage Trust, 2022-1 B1	3.869%	1/25/67	750,000	549,193 (f)(g)
Ellington Financial Mortgage Trust, 2025- INV1 B1	7.185%	3/25/70	750,000	744,332 (f)(g)
FARM Mortgage Trust, 2024-2 B	5.595%	8/1/54	641,585	570,845 (f)(g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5140 NI, IO	2.500%	5/25/49	3,737,806	544,313
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5159 IP, IO, PAC	3.000%	11/25/51	4,985,076	721,630
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5408 GI, IO, PAC	6.500%	4/25/54	3,077,067	661,708
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5523 IQ, IO, PAC	6.500%	4/25/55	3,550,138	725,494
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2019-HQA4 B2 (30 Day Average SOFR + 6.714%)	11.020%	11/25/49	710,000	789,752 (f)(g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2020-DNA2 B2 (30 Day Average SOFR + 4.914%)	9.220%	2/25/50	750,000	823,997 (f)(g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA3 B2 (30 Day Average SOFR + 6.250%)	10.555%	10/25/33	725,000	897,152 (f)(g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA5 B2 (30 Day Average SOFR + 5.500%)	9.805%	1/25/34	1,500,000	1,775,458 (f)(g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA6 B2 (30 Day Average SOFR + 7.500%)	11.805%	10/25/41	750,000	797,490 (f)(g)
See Notes to Consolidated Financial Statements.
14|
Clarion Partners Real Estate Income Fund Inc. 2025 Semi-Annual Report

 Clarion Partners Real Estate Income Fund Inc.
(Percentages shown based on Fund net assets)
	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-HQA4 B2 (30 Day Average SOFR + 7.000%)	11.305%	12/25/41	$640,000	$678,085 (f)(g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA2 M2 (30 Day Average SOFR + 3.750%)	8.055%	2/25/42	1,446,000	1,502,747 (f)(g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA3 B2 (30 Day Average SOFR + 9.750%)	14.055%	4/25/42	1,700,000	1,901,899 (f)(g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2025-DNA1 M2 (30 Day Average SOFR + 1.350%)	5.655%	1/25/45	1,580,000	1,580,950 (f)(g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2025-DNA2 M2 (30 Day Average SOFR + 1.500%)	5.805%	5/25/45	1,150,000	1,152,928 (f)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-1 M2	4.000%	1/25/56	1,697,168	1,638,123 (f)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2021-1 BXS	13.416%	9/25/60	742,660	546,570 (f)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2022-1 BXS, IO	4.223%	11/25/61	1,702,479	678,931 (f)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA1 B (30 Day Average SOFR + 10.114%)	14.420%	7/25/28	511,436	534,772 (g)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Securitized Participation Interests Trust, 2017-SPI1 B	4.115%	9/25/47	152,786	122,683 (f)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2018-HQA2 B2 (30 Day Average SOFR + 11.114%)	15.420%	10/25/48	880,000	1,093,071 (f)(g)
See Notes to Consolidated Financial Statements.
Clarion Partners Real Estate Income Fund Inc. 2025 Semi-Annual Report
|15

Consolidated schedule of investments (unaudited) (cont’d)
June 30, 2025
 Clarion Partners Real Estate Income Fund Inc.
(Percentages shown based on Fund net assets)
	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-DNA3 B2 (30 Day Average SOFR + 8.264%)	12.570%	7/25/49	$750,000	$859,157 (f)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-FTR1 B2 (30 Day Average SOFR + 8.464%)	12.770%	1/25/48	660,000	786,394 (f)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-FTR3 B2 (30 Day Average SOFR + 4.914%)	9.236%	9/25/47	800,000	874,518 (f)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-FTR4 B2 (30 Day Average SOFR + 5.114%)	9.420%	11/25/47	750,000	827,222 (f)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-HQA3 B2 (30 Day Average SOFR + 7.614%)	11.920%	9/25/49	970,000	1,099,841 (f)(g)
Federal National Mortgage Association (FNMA) — CAS, 2020-R01 1B1 (30 Day Average SOFR + 3.364%)	7.670%	1/25/40	140,000	143,576 (f)(g)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1B1 (30 Day Average SOFR + 3.100%)	7.405%	10/25/41	500,000	512,420 (f)(g)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1B2 (30 Day Average SOFR + 6.000%)	10.305%	10/25/41	1,500,000	1,567,316 (f)(g)
Federal National Mortgage Association (FNMA) — CAS, 2021-R03 1B2 (30 Day Average SOFR + 5.500%)	9.805%	12/25/41	695,000	724,835 (f)(g)
Federal National Mortgage Association (FNMA) — CAS, 2022-R02 2B2 (30 Day Average SOFR + 7.650%)	11.955%	1/25/42	1,000,000	1,076,577 (f)(g)
Federal National Mortgage Association (FNMA) — CAS, 2024-R01 1B2 (30 Day Average SOFR + 4.000%)	8.305%	1/25/44	340,000	352,376 (f)(g)
Federal National Mortgage Association (FNMA) — CAS, 2024-R02 1B1 (30 Day Average SOFR + 2.500%)	6.805%	2/25/44	1,000,000	1,019,249 (f)(g)
See Notes to Consolidated Financial Statements.
16|
Clarion Partners Real Estate Income Fund Inc. 2025 Semi-Annual Report

 Clarion Partners Real Estate Income Fund Inc.
(Percentages shown based on Fund net assets)
	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — continued
Federal National Mortgage Association (FNMA) REMIC, 2020-15 IA, IO	3.000%	3/25/50	$3,674,300	$523,650
Federal National Mortgage Association (FNMA) REMIC, 2021-78 CI, IO	4.500%	11/25/51	2,501,447	589,361
FREMF Mortgage Trust, 2021-F117 CS (30 Day Average SOFR + 6.400%)	10.712%	7/25/31	680,714	623,342 (f)(g)
FS Rialto Issuer LLC, 2025-FL10 D (1 mo. Term SOFR + 2.696%)	7.013%	8/19/42	1,000,000	979,301 (f)(g)
Government National Mortgage Association (GNMA), 2015-152 PI, IO, PAC	4.000%	10/20/45	2,571,639	522,419
Government National Mortgage Association (GNMA), 2022-213 IJ, IO	5.000%	5/20/49	1,231,383	243,347
Greystone CRE Notes, 2024-HC3 D (1 mo. Term SOFR + 5.333%)	9.644%	3/15/41	750,000	747,268 (f)(g)
Greystone CRE Notes LLC, 2025-FL4 A (1 mo. Term SOFR + 1.481%)	5.793%	1/15/43	1,480,000	1,481,901 (f)(g)
GS Mortgage Securities Corp. II, 2024-70P E	9.263%	3/10/41	1,050,000	1,099,016 (f)(g)
GS Mortgage Securities Trust, 2015-GC28 D	4.561%	2/10/48	210,643	201,927 (f)(g)
GS Mortgage Securities Trust, 2015-GC32 D	3.345%	7/10/48	1,500,000	1,402,090
GS Mortgage-Backed Securities Trust, 2024-RPL4 A1	3.900%	9/25/61	917,586	892,779 (f)
HIH Trust, 2024-61P F (1 mo. Term SOFR + 5.437%)	9.749%	10/15/41	1,477,881	1,473,974 (f)(g)
HIT Trust, 2022-HI32 G (1 mo. Term SOFR + 7.228%)	11.539%	7/15/39	845,069	856,759 (f)(g)
HIT Trust, 2022-HI32 J (1 mo. Term SOFR + 9.122%)	13.434%	7/15/39	253,521	256,587 (f)(g)
Home RE Ltd., 2023-1 M2 (30 Day Average SOFR + 6.000%)	10.305%	10/25/33	500,000	536,502 (f)(g)
HOMES Trust, 2024-NQM1 A1	5.915%	7/25/69	807,091	812,481 (f)
HOMES Trust, 2025-NQM1 A3	5.961%	1/25/70	821,687	825,083 (f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-JP1 D	4.378%	1/15/49	1,500,000	1,391,697 (g)
JPMorgan Chase Commercial Mortgage Securities Trust, 2017-FL11 E (PRIME + 0.964%)	8.464%	10/15/32	80,707	80,010 (f)(g)
See Notes to Consolidated Financial Statements.
Clarion Partners Real Estate Income Fund Inc. 2025 Semi-Annual Report
|17

Consolidated schedule of investments (unaudited) (cont’d)
June 30, 2025
 Clarion Partners Real Estate Income Fund Inc.
(Percentages shown based on Fund net assets)
	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — continued
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST G (1 mo. Term SOFR + 4.864%)	9.176%	12/15/36	$175,000	$166 (f)(g)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST H (1 mo. Term SOFR + 7.364%)	11.676%	12/15/36	175,000	8 (f)(g)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-HTL5 F (1 mo. Term SOFR + 4.529%)	8.841%	11/15/38	500,000	489,697 (f)(g)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-NYMZ M (1 mo. Term SOFR + 7.614%)	11.926%	6/15/26	500,000	108,849 (f)(g)
KIND Trust, 2021-KIND E (1 mo. Term SOFR + 3.364%)	7.680%	8/15/38	991,855	982,420 (f)(g)
KREF Ltd., 2021-FL2 C (1 mo. Term SOFR + 2.114%)	6.428%	2/15/39	928,500	911,347 (f)(g)
LHOME Mortgage Trust, 2024-RTL1 A2	9.165%	1/25/29	650,000	656,472 (f)
LHOME Mortgage Trust, 2024-RTL2 A2	8.897%	3/25/29	440,000	444,540 (f)
LHOME Mortgage Trust, 2024-RTL3 A2	8.373%	5/25/29	780,000	788,798 (f)
LHOME Mortgage Trust, 2024-RTL4 M1	7.792%	7/25/39	732,000	735,165 (f)(g)
LHOME Mortgage Trust, 2024-RTL5 A1	5.323%	9/25/39	1,500,000	1,496,914 (f)
LHOME Mortgage Trust, 2025-RTL1 M1	7.023%	1/25/40	500,000	501,094 (f)(g)
MF1 LLC, 2022-FL10 E (1 mo. Term SOFR + 6.229%)	10.547%	9/17/37	1,500,000	1,506,055 (f)(g)
MF1 LLC, 2025-FL17 D (1 mo. Term SOFR + 2.741%)	7.056%	2/18/40	2,340,000	2,304,885 (f)(g)
MF1 LLC, 2025-FL17 E (1 mo. Term SOFR + 3.490%)	7.805%	2/18/40	360,000	357,031 (f)(g)
MF1 LLC, 2025-FL19 D (1 mo. Term SOFR + 3.440%)	7.754%	5/18/42	1,000,000	998,900 (f)(g)
MF1 Ltd., 2020-FL4 A (1 mo. Term SOFR + 1.814%)	6.128%	12/15/35	126,365	126,601 (f)(g)
MF1 Ltd., 2021-FL7 E (1 mo. Term SOFR + 2.914%)	7.229%	10/16/36	1,000,000	983,716 (f)(g)
MF1 Ltd., 2022-FL8 D (1 mo. Term SOFR + 2.650%)	6.968%	2/19/37	2,000,000	2,001,247 (f)(g)
MF1 Trust, 2024-FL15 D (1 mo. Term SOFR + 4.038%)	8.353%	8/18/41	400,000	401,264 (f)(g)
MF1 Trust, 2024-FL16 A (1 mo. Term SOFR + 1.541%)	5.856%	11/18/39	1,000,000	1,002,461 (f)(g)
MFA Trust, 2024-RTL3 A1	5.913%	11/25/39	1,170,000	1,177,152 (f)
See Notes to Consolidated Financial Statements.
18|
Clarion Partners Real Estate Income Fund Inc. 2025 Semi-Annual Report

 Clarion Partners Real Estate Income Fund Inc.
(Percentages shown based on Fund net assets)
	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — continued
MIC Trust, 2023-MIC A	8.732%	12/5/38	$1,000,000	$1,091,955 (f)(g)
MIC Trust, 2023-MIC B	9.863%	12/5/38	500,000	546,537 (f)(g)
Morgan Stanley Capital I Trust, 2016-BNK2 B	3.485%	11/15/49	500,000	442,343
Morgan Stanley Capital I Trust, 2021-230P B (1 mo. Term SOFR + 1.563%)	5.875%	12/15/38	1,500,000	1,399,084 (f)(g)
MSWF Commercial Mortgage Trust, 2023-1 E	4.000%	5/15/56	1,344,000	982,362 (f)
MSWF Commercial Mortgage Trust, 2023-2 D	4.000%	12/15/56	950,000	737,128 (f)
MTN Commercial Mortgage Trust, 2022- LPFL F (1 mo. Term SOFR + 5.285%)	9.605%	3/15/39	500,000	501,296 (f)(g)
Natixis Commercial Mortgage Securities Trust, 2022-JERI G (1 mo. Term SOFR + 7.608%)	11.920%	1/15/39	3,000,000	2,402,176 (f)(g)
Natixis Commercial Mortgage Securities Trust, 2022-RRI E (1 mo. Term SOFR + 5.193%)	9.505%	3/15/35	1,500,000	1,497,554 (f)(g)
New Residential Mortgage Loan Trust, 2022-NQM4 A3	5.000%	6/25/62	770,464	760,022 (f)
NRM FHT1 Excess Owner LLC, 2025- FHT1 A	6.545%	3/25/32	696,731	700,289 (f)
NYMT Loan Trust, 2022-SP1 A1, Step bond (5.250% to 7/1/25, 8.250% to 7/1/26 then 9.250%)	5.250%	7/25/62	777,146	797,275 (f)
NYMT Loan Trust, 2024-BPL1 A2	8.617%	2/25/29	530,000	534,067 (f)
OBX Trust, 2022-NQM1 A2	3.001%	11/25/61	750,000	569,819 (f)(g)
OBX Trust, 2022-NQM7 A3	5.700%	8/25/62	447,273	446,738 (f)
OBX Trust, 2025-NQM8 A3	5.826%	3/25/65	1,454,782	1,463,087 (f)
OBX Trust, 2025-NQM10 A3	5.706%	5/25/65	1,600,614	1,608,835 (f)
ONNI Commercial Mortgage Trust, 2024- APT D	7.237%	7/15/39	1,220,000	1,262,666 (f)(g)
Opteum Mortgage Acceptance Corp. Trust, 2006-1 1AC1 (1 mo. Term SOFR + 0.714%)	5.034%	4/25/36	897,313	860,116 (g)
PRKCM Trust, 2023-AFC1 M1	7.437%	2/25/58	430,000	434,712 (f)(g)
PRKCM Trust, 2023-AFC3 A3	7.088%	9/25/58	670,177	676,862 (f)
PRKCM Trust, 2024-AFC1 B2	8.436%	3/25/59	550,000	550,399 (f)(g)
PRPM LLC, 2025-RCF3 A2	5.250%	7/25/55	730,000	715,361 (f)(g)(h)
RIAL Issuer Ltd., 2022-FL8 E (1 mo. Term SOFR + 5.500%)	9.812%	1/19/37	500,000	494,768 (f)(g)
See Notes to Consolidated Financial Statements.
Clarion Partners Real Estate Income Fund Inc. 2025 Semi-Annual Report
|19

Consolidated schedule of investments (unaudited) (cont’d)
June 30, 2025
 Clarion Partners Real Estate Income Fund Inc.
(Percentages shown based on Fund net assets)
	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — continued
Saluda Grade Alternative Mortgage Trust, 2024-RTL4 A2	7.500%	2/25/30	$580,000	$580,368 (f)
Saluda Grade Alternative Mortgage Trust, 2024-RTL5 A1	7.762%	4/25/30	560,000	564,072 (f)
Santander Mortgage Asset Receivable Trust, 2025-NQM2 A3	6.036%	2/25/65	973,831	980,522 (f)
Santander Mortgage Asset Receivable Trust, 2025-NQM3 A2	5.852%	5/25/65	1,910,000	1,919,908 (f)
SMR Mortgage Trust, 2022-IND F (1 mo. Term SOFR + 6.000%)	10.312%	2/15/39	824,109	810,152 (f)(g)
SMR Mortgage Trust, 2022-IND G (1 mo. Term SOFR + 7.500%)	11.812%	2/15/39	549,406	493,801 (f)(g)
SMRT, 2022-MINI E (1 mo. Term SOFR + 2.700%)	7.012%	1/15/39	1,650,000	1,624,332 (f)(g)
Starwood Mortgage Residential Trust, 2021-4 B31	4.678%	8/25/56	1,070,000	747,347 (f)(g)
SWCH Commercial Mortgage Trust, 2025- DATA E (1 mo. Term SOFR + 3.340%)	7.652%	2/15/42	1,000,000	993,371 (f)(g)
Toorak Mortgage Trust, 2024-RRTL1 B1	10.335%	2/25/39	300,000	303,334 (f)(g)
Toorak Mortgage Trust, 2024-RRTL1 B2	10.335%	2/25/39	240,000	243,581 (f)(g)
TRTX Issuer Ltd., 2022-FL5 E (1 mo. Term SOFR + 4.350%)	8.664%	2/15/39	500,000	461,924 (f)(g)
UBS Commercial Mortgage Trust, 2018- C15 C	5.309%	12/15/51	650,000	618,922 (g)
Verus Securitization Trust, 2020-5 B1	3.707%	5/25/65	500,000	456,558 (f)(g)
Verus Securitization Trust, 2022-6 A1	4.910%	6/25/67	1,137,589	1,132,983 (f)
Verus Securitization Trust, 2022-7 A3	5.350%	7/25/67	838,711	844,917 (f)(g)
Verus Securitization Trust, 2023-3 B1	7.764%	3/25/68	450,000	451,161 (f)(g)
Verus Securitization Trust, 2023-5 B1	8.022%	6/25/68	2,000,000	2,011,639 (f)(g)
Verus Securitization Trust, 2023-7 B1	7.889%	10/25/68	590,000	594,453 (f)(g)
Verus Securitization Trust, 2024-4 B1	7.643%	6/25/69	240,000	243,878 (f)(g)
Verus Securitization Trust, 2024-4 B2	8.031%	6/25/69	320,000	320,278 (f)(g)
Verus Securitization Trust, 2024-8 B1	7.032%	10/25/69	1,000,000	1,001,885 (f)(g)
Verus Securitization Trust, 2024-INV1 A3	6.470%	3/25/69	824,285	832,630 (f)
Verus Securitization Trust, 2025-4 A3	5.753%	5/25/70	1,464,809	1,471,840 (f)
Wells Fargo Commercial Mortgage Trust, 2015-C28 D	4.253%	5/15/48	1,500,000	1,326,136 (g)
Wells Fargo Commercial Mortgage Trust, 2017-C42 D	2.800%	12/15/50	1,500,000	989,083 (f)(g)
See Notes to Consolidated Financial Statements.
20|
Clarion Partners Real Estate Income Fund Inc. 2025 Semi-Annual Report

 Clarion Partners Real Estate Income Fund Inc.
(Percentages shown based on Fund net assets)
	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — continued
Wells Fargo Commercial Mortgage Trust, 2022-JS2 G	3.569%	12/15/39	$750,000	$550,619 (f)(g)
Wells Fargo Commercial Mortgage Trust, 2022-ONL F	5.092%	12/15/39	500,000	408,466 (f)(g)

Total Collateralized Mortgage Obligations (Cost — $157,760,018)				159,261,951
Asset-Backed Securities — 1.8%
Apollo Aviation Securitization Equity Trust, 2024-1A A2	6.261%	5/16/49	945,319	972,529 (f)
AGL CLO Ltd., 2024-35A C (3 mo. Term SOFR + 1.900%)	6.169%	1/21/38	500,000	502,625 (f)(g)
AGL CLO Ltd., 2025-42A B (3 mo. Term SOFR + 1.650%)	5.919%	7/22/38	500,000	501,015 (f)(g)
AIMCO CLO Ltd., 2021-16A BR (3 mo. Term SOFR + 1.650%)	5.930%	7/17/37	500,000	501,550 (f)(g)
Apidos CLO Ltd., 2023-45A CR (3 mo. Term SOFR + 1.900%)	6.192%	7/26/38	500,000	501,250 (f)(g)(i)
Argent Securities Inc., Asset-Backed Pass- Through Certificates, 2003-W3 M1	4.184%	9/25/33	220,596	206,444 (g)
Avis Budget Rental Car Funding AESOP LLC, 2024-2A D	7.430%	10/20/28	1,000,000	1,016,149 (f)
CarVal CLO Ltd., 2024-3A B (3 mo. Term SOFR + 1.750%)	6.019%	10/20/37	390,000	391,359 (f)(g)
Cascade MH Asset Trust, 2019-MH1 M	5.985%	11/25/44	300,000	288,399 (f)(g)
CIFC Funding Ltd., 2018-4A CR (3 mo. Term SOFR + 1.750%)	6.020%	1/17/38	500,000	500,375 (f)(g)
Driven Brands Funding LLC, 2024-1A A2	6.372%	10/20/54	992,500	1,028,869 (f)
EWC Master Issuer LLC, 2022-1A A2	5.500%	3/15/52	970,000	956,620 (f)
GoldenTree Loan Management US CLO Ltd., 2024-20A B (3 mo. Term SOFR + 1.800%)	6.069%	7/20/37	350,000	351,512 (f)(g)
Hardee’s Funding LLC, 2024-1A A2	7.253%	3/20/54	987,500	1,020,722 (f)
Home Partners of America Trust, 2021-2 F	3.799%	12/17/26	479,958	462,647 (f)
HSI Asset Securitization Corp. Trust, 2005-I1 2A4 (1 mo. Term SOFR + 0.894%)	5.214%	11/25/35	407,508	378,820 (g)
Long Beach Mortgage Loan Trust, 2005-1 M4 (1 mo. Term SOFR + 1.389%)	5.709%	2/25/35	145,533	143,199 (g)
Morgan Stanley ABS Capital Inc. Trust, 2004-HE6 A2 (1 mo. Term SOFR + 0.794%)	5.114%	8/25/34	2,262,138	2,108,655 (g)
See Notes to Consolidated Financial Statements.
Clarion Partners Real Estate Income Fund Inc. 2025 Semi-Annual Report
|21

Consolidated schedule of investments (unaudited) (cont’d)
June 30, 2025
 Clarion Partners Real Estate Income Fund Inc.
(Percentages shown based on Fund net assets)
	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Neuberger Berman Loan Advisers CLO Ltd., 2022-48A A2 (3 mo. Term SOFR + 1.500%)	5.782%	4/25/36	$400,000	$401,385 (f)(g)
NRM Excess LLC, 2024-FNT1 A	7.398%	11/25/31	505,448	514,307 (f)
RAAC Trust, 2007-SP1 M3 (1 mo. Term SOFR + 1.614%)	5.934%	3/25/37	608,499	473,512 (g)
SEB Funding LLC, 2024-1A A2	7.386%	4/30/54	1,000,000	1,023,972 (f)
Structured Asset Investment Loan Trust, 2005-HE1 M2 (1 mo. Term SOFR + 0.834%)	5.154%	7/25/35	680,540	656,219 (g)
Switch ABS Issuer LLC, 2025-1A A2	5.036%	3/25/55	1,000,000	988,092 (f)
Tricon Residential Trust, 2024-SFR4 D	5.350%	11/17/41	990,000	980,150 (f)
WAVE LLC, 2019-1 A	3.597%	9/15/44	1,026,696	985,357 (f)
Willis Engine Structured Trust, 2025-A B	6.070%	6/15/50	1,000,000	1,012,704 (f)

Total Asset-Backed Securities (Cost — $18,798,275)				18,868,437
			Shares
Preferred Stocks — 0.6%
Financials — 0.6%
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
AGNC Investment Corp., Non Voting Shares (3 mo. Term SOFR + 4.959%)	9.215%		75,071	1,885,033 (g)
Arbor Realty Trust Inc., Non Voting Shares (6.250% to 10/12/26 then 3 mo. Term SOFR + 5.440%)	6.250%		45,278	919,596 (g)
Chimera Investment Corp., Non Voting Shares (7.750% to 9/30/25 then 3 mo. USD LIBOR + 4.743%)	7.750%		76,166	1,719,066 (g)
MFA Financial Inc., Non Voting Shares (3 mo. Term SOFR + 5.607%)	9.902%		62,186	1,462,615 (g)

Total Preferred Stocks (Cost — $5,884,275)				5,986,310
		Maturity Date	Face Amount
Corporate Bonds & Notes — 0.3%
Consumer Discretionary — 0.2%
Hotels, Restaurants & Leisure — 0.2%
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	$1,600,000	1,555,791 (f)
See Notes to Consolidated Financial Statements.
22|
Clarion Partners Real Estate Income Fund Inc. 2025 Semi-Annual Report

 Clarion Partners Real Estate Income Fund Inc.
(Percentages shown based on Fund net assets)
	Rate	Maturity Date	Face Amount	Value

Real Estate — 0.1%
Hotel & Resort REITs — 0.1%
Service Properties Trust, Senior Secured Notes	8.625%	11/15/31	$570,000	$612,324 (f)
Real Estate Management & Development — 0.0%††
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes, Step bond (10.500% to 11/15/25 then 11.000%)	10.500%	1/15/28	600,000	610,794 (f)

Total Real Estate				1,223,118
Total Corporate Bonds & Notes (Cost — $2,741,372)				2,778,909
Convertible Bonds & Notes — 0.2%
Financials — 0.2%
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Two Harbors Investment Corp., Senior Notes (Cost — $1,690,045)	6.250%	1/15/26	1,710,000	1,681,785

Total Publicly-Traded Real Estate Securities (Cost — $186,873,985)				188,577,392
Total Investments before Short-Term Investments (Cost — $989,956,772)				993,546,238
			Shares
Short-Term Investments — 4.1%
Money Market Funds — 3.6%
Dreyfus Government Cash Management, Institutional Shares (Cost — $37,081,859)	4.234%		37,081,859	37,081,859 (j)
		Maturity Date	Face Amount
Repurchase Agreements — 0.5%
Goldman Sachs Group Inc. repurchase agreement dated 6/30/25; Proceeds at maturity — $5,000,600; (Fully collateralized by U.S. government obligations, 2.375% due 2/15/42; Market value — $5,069,942) (Cost — $5,000,000)	4.320%	7/1/25	$5,000,000	5,000,000

Total Short-Term Investments (Cost — $42,081,859)				42,081,859
Total Investments — 100.5% (Cost — $1,032,038,631)				1,035,628,097
Other Liabilities in Excess of Other Assets — (0.5)%				(5,525,124)
Total Net Assets Applicable to Common Shareholders — 100.0%				$1,030,102,973

See Notes to Consolidated Financial Statements.
Clarion Partners Real Estate Income Fund Inc. 2025 Semi-Annual Report
|23

Consolidated schedule of investments (unaudited) (cont’d)
June 30, 2025
 Clarion Partners Real Estate Income Fund Inc.
††	Represents less than 0.1%.
(a)	Investment is valued using significant unobservable inputs (Note 1).
(b)	Stated ownership % represents the Fund’s contractual ownership in the joint venture prior to the impact of promote structures.
(c)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At June 30, 2025, the total market value of investments in Affiliated Companies was $123,371,477 and the cost was $114,527,998 (Note 13).

(d)	Floating rate investment. Interest rate disclosed is as of the most recent information available.
(e)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(g)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	Investment is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(i)	Securities traded on a when-issued or delayed delivery basis.
(j)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
IO	—	Interest Only
LIBOR	—	London Interbank Offered Rate
PAC	—	Planned Amortization Class
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
At June 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury 10-Year Notes	177	9/25	$19,510,311	$19,846,125	$(335,814)
See Notes to Consolidated Financial Statements.
24|
Clarion Partners Real Estate Income Fund Inc. 2025 Semi-Annual Report

Consolidated statement of assets and liabilities (unaudited)
June 30, 2025

Assets:
Investments, at value (Cost — $1,032,038,631)	$1,035,628,097
Cash	2,875,095
Interest and dividends receivable	3,011,447
Receivable for Fund shares sold	2,576,360
Receivable for securities sold	1,316,473
Deferred loan financing costs	643,840
Deposits with brokers for open futures contracts	362,003
Other assets	30,455
Other receivables	369,016
Prepaid expenses	566,713
Total Assets	1,047,379,499
Liabilities:
Payable for securities purchased	6,634,297
Distributions payable to Common Shareholders	3,238,683
Real estate taxes and insurance payable	1,373,580
Deferred origination fees	1,320,582
Tenant security deposits	1,015,813
Investment management fee payable	987,931
Interest and commitment fees payable	587,891
Service and/or distribution fees payable	126,424
Payable for Fund shares repurchased	69,579
Payable to brokers — net variation margin on open futures contracts	55,313
Directors’ fees payable	379
Accrued expenses and accounts payable	1,866,054
Total Liabilities	17,276,526
Total Net Assets Applicable to Common Shareholders	$1,030,102,973
Net Assets Applicable to Common Shareholders:
Common stock par value (Note 11)	$89,663
Paid-in capital in excess of par value	997,068,537
Total distributable earnings (loss), net of income taxes	32,944,773
Total Net Assets Applicable to Common Shareholders	$1,030,102,973
See Notes to Consolidated Financial Statements.
Clarion Partners Real Estate Income Fund Inc. 2025 Semi-Annual Report
|25

Consolidated statement of assets and liabilities
(unaudited) (cont’d)
June 30, 2025
Net Assets:
Class I	$830,347,852
Class D	$22,140,860
Class S	$43,176,123
Class T	$134,438,138
Common Shares Outstanding:
Class I	72,262,078
Class D	1,927,231
Class S	3,759,514
Class T	11,714,610
Net Asset Value Per Common Share:
Class I	$11.49
Class D	$11.49
Class S	$11.48
Class T	$11.48
Maximum Public Offering Price Per Share:
Class T (based on maximum initial sales charge of 3.00% and dealer manager fee of 0.50%)	$11.90
See Notes to Consolidated Financial Statements.
26|
Clarion Partners Real Estate Income Fund Inc. 2025 Semi-Annual Report

Consolidated statement of operations (unaudited)
For the Six Months Ended June 30, 2025

Investment Income:
Interest – private real estate	$13,363,682
Rental income	13,086,568
Interest – real estate securities and other investments	5,713,953
Dividends from non-consolidated joint ventures and investments	4,320,705
Total Investment Income	36,484,908
Expenses: Fund Operating Expenses
Investment management fee (Note 2)	5,788,315
Transfer agent fees (Note 9)	881,359
Service and/or distribution fees (Notes 2 and 9)	712,618
Interest expense (Note 6)	608,580
Legal fees	313,112
Audit and tax fees	295,184
Amortization of deferred loan financing costs	206,175
Directors’ fees	181,861
Commitment fees (Note 6)	131,662
Fees recaptured by investment manager (Note 2)	37,028
Other fund operating expenses	407,639
Total Fund Operating Expenses	9,563,533
Private Real Estate Expenses
Real estate taxes and insurance	2,123,215
Real estate operating expenses	1,499,799
Real estate investment administration fees	347,906
Franchise taxes	106,252
Other private real estate expenses	897,882
Total Private Real Estate Expenses	4,975,054
Total Expenses	14,538,587
Net Expenses	14,538,587
Net Investment Income	21,946,321
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 5):
Net Realized Loss From:
Investment transactions	(23,647)
Futures contracts	(139,409)
Net Realized Loss	(163,056)
See Notes to Consolidated Financial Statements.
Clarion Partners Real Estate Income Fund Inc. 2025 Semi-Annual Report
|27

Consolidated statement of operations (unaudited) (cont’d)
For the Six Months Ended June 30, 2025
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	$388,213
Investments in non-consolidated joint ventures	1,046,684
Investments in real estate loans	280,174
Real estate investments	(861,183)
Futures contracts	(335,814)
Change in Net Unrealized Appreciation (Depreciation)	518,074
Net Gain on Investments and Futures Contracts	355,018
Net Increase in Net Assets From Operations	22,301,339
Net Increase in Net Assets Applicable to Common Shareholders From Operations	$22,301,339
See Notes to Consolidated Financial Statements.
28|
Clarion Partners Real Estate Income Fund Inc. 2025 Semi-Annual Report

Consolidated statements of changes in net assets

For the Six Months Ended June 30, 2025 (unaudited) and the Year Ended December 31, 2024	2025	2024
Operations:
Net investment income, net of income taxes	$21,946,321	$37,375,904
Net realized loss	(163,056)	(2,486,666)
Change in net unrealized appreciation (depreciation)	518,074	(296,400)
Increase in Net Assets Applicable to Common Shareholders From Operations	22,301,339	34,592,838
Distributions to Common Shareholders From (Notes 1 and 10):
Total distributable earnings	(32,203,047)	(21,393,374)
Return of capital	—	(28,620,436)
Decrease in Net Assets From Distributions to Common Shareholders	(32,203,047)	(50,013,810)
Fund Share Transactions (Note 11):
Net proceeds from sale of shares	211,741,446 †	289,672,007 †
Reinvestment of distributions	14,135,283	19,016,026
Cost of shares repurchased through tender offer (Note 12)	(53,927,744)	(46,312,912)
Redemption fees (Note 1(l))	134,058	197,867
Cost of shares exchanged	(6,487,015)	(11,049,249)
Increase in Net Assets From Fund Share Transactions	165,596,028	251,523,739
Increase in Net Assets Applicable to Common Shareholders	155,694,320	236,102,767
Net Assets Applicable to Common Shareholders:
Beginning of period	874,408,653	638,305,886
End of period	$1,030,102,973	$874,408,653

†	Amount shown includes exchanges of $6,487,015 and $11,049,249, respectively (Note 11).
See Notes to Consolidated Financial Statements.
Clarion Partners Real Estate Income Fund Inc. 2025 Semi-Annual Report
|29

Consolidated statement of cash flows (unaudited)
For the Six Months Ended June 30, 2025

Increase (Decrease) in Cash:
Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$22,301,339
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided (used) by operating activities:
Purchases of real estate and portfolio securities	(218,266,862)
Sales of portfolio securities	49,738,609
Net purchases, sales and maturities of short-term investments	(14,614,393)
Return of capital	26,555,724
Net amortization of premium (accretion of discount)	(449,116)
Amortization of deferred loan financing costs	206,175
Decrease in receivable for securities sold	18,359,699
Increase in interest and dividends receivable	(835,126)
Increase in prepaid expenses	(332,644)
Decrease in other receivables	43,112
Increase in other assets	(30,455)
Decrease in principal paydown receivable	1,264
Decrease in payable for securities purchased	(12,947,734)
Increase in investment management fee payable	53,594
Increase in deferred origination fees	62,414
Increase in Directors’ fees payable	379
Increase in interest and commitment fees payable	507,260
Decrease in tenant security deposits	(93,486)
Increase in payable to brokers — net variation margin on open futures contracts	55,313
Increase in service and/or distribution fees payable	13,525
Decrease in real estate taxes and insurance payable	(188,493)
Decrease in accrued expenses and accounts payable	(1,172,996)
Net realized loss on investments	23,647
Change in net unrealized appreciation (depreciation) of investments	(853,888)
Net Cash Used in Operating Activities*	(131,863,139)
Cash Flows from Financing Activities:
Distributions paid on common stock (net of distributions payable)	(17,653,815)
Proceeds from loan facility borrowings	165,200,000
Repayment of loan facility borrowings	(165,200,000)
Proceeds from sale of shares (net of receivable for Fund shares sold)	203,587,473
Loan financing costs paid	(38,709)
Payment for shares repurchased through tender offer (net of redemption fees)	(53,724,107)
Net Cash Provided by Financing Activities	132,170,842
Net Increase in Cash and Restricted Cash	307,703
Cash and restricted cash at beginning of period	2,929,395
Cash and restricted cash at end of period	$3,237,098

*	Included in operating expenses is $232,982 paid for interest and commitment fees on borrowings and $2,294,564 paid for taxes.
See Notes to Consolidated Financial Statements.
30|
Clarion Partners Real Estate Income Fund Inc. 2025 Semi-Annual Report

The following table provides a reconciliation of cash and restricted cash reported within the Consolidated Statement of Assets and Liabilities that sums to the total of such amounts shown on the Consolidated Statement of Cash Flows.
June 30, 2025
Cash	$2,875,095
Restricted cash	362,003
Total cash and restricted cash shown in the Consolidated Statement of Cash Flows	$3,237,098

Non-Cash Financing Activities:
Proceeds from reinvestment of distributions	$14,135,283
See Notes to Consolidated Financial Statements.
Clarion Partners Real Estate Income Fund Inc. 2025 Semi-Annual Report
|31

Consolidated financial highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.60	$11.83	$12.38	$12.08	$10.18	$9.99
Income (loss) from operations:
Net investment income, net of income taxes	0.28	0.61	0.58	0.61	0.59	0.61
Net realized and unrealized gain (loss)	0.01	(0.04)	(0.35)	0.34	1.88	0.08
Distributions paid to Series A Cumulative Preferred Stockholders from net investment income	—	—	—	(0.00)[3]	(0.00)[3]	(0.00)[3]
Total income from operations	0.29	0.57	0.23	0.95	2.47	0.69
Less distributions to common shareholders from:
Net investment income	(0.40)[4]	(0.34)	(0.24)	(0.27)	(0.24)	(0.50)
Net realized gains	—	—	(0.00)[3]	(0.00)[3]	(0.01)	—
Return of capital	—	(0.46)	(0.54)	(0.38)	(0.32)	—
Total distributions to common shareholders	(0.40)	(0.80)	(0.78)	(0.65)	(0.57)	(0.50)
Net asset value, end of period	$11.49	$11.60	$11.83	$12.38	$12.08	$10.18
Total return[5]	2.46%	5.08%	1.88%	7.83%	25.04%	7.22%
Net assets applicable to common shareholders, end of period (000s)	$830,348	$700,988	$503,584	$405,094	$145,940	$45,356
Ratios to average net assets:
Gross expenses	2.99%[6]	2.74%	3.10%	3.40%[7,8]	6.06%[8,9]	7.79%[8]
Net expenses10,†	2.99 [6]	2.74	3.10	2.15 [7,8,11]	4.71 [8,9,11]	2.39 [8,11]
Net investment income, net of income taxes	4.88 [6]	5.21	4.79	4.87 [8]	5.32 [8,9]	6.18 [8]
Portfolio turnover rate	5%	12%[12]	4%	1%	16%	8%
Supplemental data:
Loan and Mortgage Note Payable, End of Period (000s)	—	—	$7,000	—	$52,700	$10,100
Asset Coverage Ratio for Loan and Mortgage Note Payable[13]	—	—	9,219%	—	455%	647%
Asset Coverage, per $1,000 Principal Amount of Loan and Mortgage Note Payable[13]	—	—	$92,187	—	$4,553	$6,470
Weighted Average Loan and Mortgage Note Payable (000s)	$35,380	$10,848	$25,672	$49,119	$30,296	$10,100
Weighted Average Interest Rate on Loan and Mortgage Note Payable	6.13%	7.05%	6.67%	2.50%	2.03%	2.42%
Series A Cumulative Preferred Stock at Liquidation Value, End of Period (000s)	—	—	—	—	$125	$125
Asset Coverage Ratio for Series A Cumulative Preferred Stock[14]	—	—	—	—	454%	639%
Asset Coverage, per $0 Liquidation Value per Share of Series A Cumulative Preferred Stock[14]	—	—	—	—	$4,543	$6,391

See Notes to Consolidated Financial Statements.
32|
Clarion Partners Real Estate Income Fund Inc. 2025 Semi-Annual Report

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2025 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
The actual source of the Fund’s current fiscal year distributions may be from net investment income, realized capital gains, return of capital or a combination thereof. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[5]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.
[7]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[8]	Calculated on the basis of average net assets of common stock shareholders. Ratios do not reflect the effect of dividend payments to Series A Cumulative Preferred Stockholders.
[9]	Ratios include the impact of other income and deferred tax expense. Refer to Notes 1 and 2.
[10]
As a result of an expense limitation arrangement, effective May 14, 2020, the ratio of total annual fund operating expenses, other than property management, acquisition, disposition expenses, any other expenses related to investments in real property, debt and real estate related securities, expenses related to borrowings or the issuance of preferred stock, interest, brokerage, tax, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Directors’ consent. In addition, the manager agreed to waive the Fund’s management fee from April 1, 2021 through December 31, 2022. Prior to May 14, 2020, expenses related to borrowings or the issuance of preferred stock were included in the expense limitation arrangement.

[11]	Reflects fee waivers and/or expense reimbursements.
[12]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rate would have been 6%.
[13]
Represents value of Fund net assets plus the loan, mortgage note payable (for the period May 12, 2020 through
November 30, 2021) and Series A Cumulative Preferred Stock, if any, at the end of the period divided by the loan and mortgage note payable outstanding, if any, at the end of the period.

[14]
Represents value of Fund net assets plus the loan, mortgage note payable and Series A Cumulative Preferred
Stock, if any, at the end of the period divided by the loan, mortgage note payable and Series A Cumulative
Preferred Stock outstanding, if any, at the end of the period.

†
Included in the expense ratio are property level expenses and expenses related to borrowings of 1.07% and
0.20%, 0.95% and 0.11%, 1.07% and 0.40%, 1.20% and 0.47%, 1.53% and 1.43%, and 1.45% and 0.47%,
respectively, for the six months ended June 30, 2025 and for the years ended December 31, 2024, 2023, 2022,
2021 and 2020, respectively.

See Notes to Consolidated Financial Statements.
Clarion Partners Real Estate Income Fund Inc. 2025 Semi-Annual Report
|33

Consolidated financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class D Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.60	$11.82	$12.37	$12.07	$10.18	$9.99
Income (loss) from operations:
Net investment income, net of income taxes	0.26	0.58	0.52	0.57	0.51	0.63
Net realized and unrealized gain (loss)	0.01	(0.04)	(0.34)	0.35	1.92	0.03
Distributions paid to Series A Cumulative Preferred Stockholders from net investment income	—	—	—	(0.00)[3]	(0.00)[3]	(0.00)[3]
Total income from operations	0.27	0.54	0.18	0.92	2.43	0.66
Less distributions to common shareholders from:
Net investment income	(0.38)[4]	(0.32)	(0.23)	(0.25)	(0.22)	(0.47)
Net realized gains	—	—	(0.00)[3]	(0.00)[3]	(0.01)	—
Return of capital	—	(0.44)	(0.50)	(0.37)	(0.31)	—
Total distributions to common shareholders	(0.38)	(0.76)	(0.73)	(0.62)	(0.54)	(0.47)
Net asset value, end of period	$11.49	$11.60	$11.82	$12.37	$12.07	$10.18
Total return[5]	2.39%	4.71%	1.48%	7.65%	24.46%	7.04%
Net assets applicable to common shareholders, end of period (000s)	$22,141	$20,793	$18,753	$25,232	$5,637	$74
Ratios to average net assets:
Gross expenses	3.27%[6,7]	3.06%[7]	3.58%	3.90%[8]	8.91%[8,9]	28.35%[8]
Net expenses10,†	3.27 [6,7]	3.06 [7]	3.48 [11]	2.40 [8,11]	5.02 [8,9,11]	2.55 [8,11]
Net investment income, net of income taxes	4.60 [6]	4.90	4.30	4.58 [8]	4.48 [8,9]	6.28 [8]
Portfolio turnover rate	5%	12%[12]	4%	1%	16%	8%
Supplemental data:
Loan and Mortgage Note Payable, End of Period (000s)	—	—	$7,000	—	$52,700	$10,100
Asset Coverage Ratio for Loan and Mortgage Note Payable[13]	—	—	9,219%	—	455%	647%
Asset Coverage, per $1,000 Principal Amount of Loan and Mortgage Note Payable[13]	—	—	$92,187	—	$4,553	$6,470
Weighted Average Loan and Mortgage Note Payable (000s)	$35,380	$10,848	$25,672	$49,119	$30,296	$10,100
Weighted Average Interest Rate on Loan and Mortgage Note Payable	6.13%	7.05%	6.67%	2.50%	2.03%	2.42%
Series A Cumulative Preferred Stock at Liquidation Value, End of Period (000s)	—	—	—	—	$125	$125
Asset Coverage Ratio for Series A Cumulative Preferred Stock[14]	—	—	—	—	454%	639%
Asset Coverage, per $0 Liquidation Value per Share of Series A Cumulative Preferred Stock[14]	—	—	—	—	$4,543	$6,391

See Notes to Consolidated Financial Statements.
34|
Clarion Partners Real Estate Income Fund Inc. 2025 Semi-Annual Report

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2025 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
The actual source of the Fund’s current fiscal year distributions may be from net investment income, realized capital gains, return of capital or a combination thereof. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[5]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.
[7]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[8]	Calculated on the basis of average net assets of common stock shareholders. Ratios do not reflect the effect of dividend payments to Series A Cumulative Preferred Stockholders.
[9]	Ratios include the impact of other income and deferred tax expense. Refer to Notes 1 and 2.
[10]
As a result of an expense limitation arrangement, effective May 14, 2020, the ratio of total annual fund operating expenses, other than property management, acquisition, disposition expenses, any other expenses related to investments in real property, debt and real estate related securities, expenses related to borrowings or the issuance of preferred stock, interest, brokerage, tax, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class D shares did not exceed 2.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Directors’ consent. In addition, the manager agreed to waive the Fund’s management fee from April 1, 2021 through December 31, 2022. Prior to May 14, 2020, expenses related to borrowings or the issuance of preferred stock were included in the expense limitation arrangement.

[11]	Reflects fee waivers and/or expense reimbursements.
[12]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rate would have been 6%.
[13]
Represents value of Fund net assets plus the loan, mortgage note payable (for the period May 12, 2020 through
November 30, 2021) and Series A Cumulative Preferred Stock, if any, at the end of the period divided by the loan and mortgage note payable outstanding, if any, at the end of the period.

[14]
Represents value of Fund net assets plus the loan, mortgage note payable and Series A Cumulative Preferred
Stock, if any, at the end of the period divided by the loan, mortgage note payable and Series A Cumulative
Preferred Stock outstanding, if any, at the end of the period.

†
Included in the expense ratio are property level expenses and expenses related to borrowings of 1.07% and
0.20%, 0.95% and 0.11%, 1.07% and 0.40%, 1.20% and 0.47%, 1.53% and 1.43%, and 1.45% and 0.47%,
respectively, for the six months ended June 30, 2025 and for the years ended December 31, 2024, 2023, 2022,
2021 and 2020, respectively.

See Notes to Consolidated Financial Statements.
Clarion Partners Real Estate Income Fund Inc. 2025 Semi-Annual Report
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Consolidated financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class S Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.60	$11.82	$12.39	$12.09	$10.19	$9.99
Income (loss) from operations:
Net investment income, net of income taxes	0.23	0.50	0.51	0.47	0.51	0.54
Net realized and unrealized gain (loss)	0.00 [3]	(0.02)	(0.41)	0.37	1.86	0.07
Distributions paid to Series A Cumulative Preferred Stockholders from net investment income	—	—	—	(0.00)[3]	(0.00)[3]	(0.00)[3]
Total income from operations	0.23	0.48	0.10	0.84	2.37	0.61
Less distributions to common shareholders from:
Net investment income	(0.35)[4]	(0.30)	(0.21)	(0.23)	(0.20)	(0.41)
Net realized gains	—	—	(0.00)[3]	(0.00)[3]	(0.01)	—
Return of capital	—	(0.40)	(0.46)	(0.31)	(0.26)	—
Total distributions to common shareholders	(0.35)	(0.70)	(0.67)	(0.54)	(0.47)	(0.41)
Net asset value, end of period	$11.48	$11.60	$11.82	$12.39	$12.09	$10.19
Total return[5]	2.02%	4.16%	0.82%	6.97%	23.86%	6.36%
Net assets applicable to common shareholders, end of period (000s)	$43,176	$31,481	$8,490	$65	$63	$53
Ratios to average net assets:
Gross expenses	3.88%[6,7]	3.66%[7]	4.11%	28.21%[8]	51.72%[8,9]	57.33%[8]
Net expenses10,†	3.88 [6,7]	3.66 [7]	4.02 [11]	3.11 [8,11]	5.53 [8,9,11]	3.21 [8,11]
Net investment income, net of income taxes	4.02 [6]	4.26	4.34	3.72 [8]	4.66 [8,9]	5.46 [8]
Portfolio turnover rate	5%	12%[12]	4%	1%	16%	8%
Supplemental data:
Loan and Mortgage Note Payable, End of Period (000s)	—	—	$7,000	—	$52,700	$10,100
Asset Coverage Ratio for Loan and Mortgage Note Payable[13]	—	—	9,219%	—	455%	647%
Asset Coverage, per $1,000 Principal Amount of Loan and Mortgage Note Payable[13]	—	—	$92,187	—	$4,553	$6,470
Weighted Average Loan and Mortgage Note Payable (000s)	$35,380	$10,848	$25,672	$49,119	$30,296	$10,100
Weighted Average Interest Rate on Loan and Mortgage Note Payable	6.13%	7.05%	6.67%	2.50%	2.03%	2.42%
Series A Cumulative Preferred Stock at Liquidation Value, End of Period (000s)	—	—	—	—	$125	$125
Asset Coverage Ratio for Series A Cumulative Preferred Stock[14]	—	—	—	—	454%	639%
Asset Coverage, per $0 Liquidation Value per Share of Series A Cumulative Preferred Stock[14]	—	—	—	—	$4,543	$6,391

See Notes to Consolidated Financial Statements.
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Clarion Partners Real Estate Income Fund Inc. 2025 Semi-Annual Report

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2025 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
The actual source of the Fund’s current fiscal year distributions may be from net investment income, realized capital gains, return of capital or a combination thereof. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[5]
Performance figures, exclusive of sales charges that were in effect prior to June 23, 2023, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.
[7]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[8]	Calculated on the basis of average net assets of common stock shareholders. Ratios do not reflect the effect of dividend payments to Series A Cumulative Preferred Stockholders.
[9]	Ratios include the impact of other income and deferred tax expense. Refer to Notes 1 and 2.
[10]
As a result of an expense limitation arrangement, effective May 14, 2020, the ratio of total annual fund operating expenses, other than property management, acquisition, disposition expenses, any other expenses related to investments in real property, debt and real estate related securities, expenses related to borrowings or the issuance of preferred stock, interest, brokerage, tax, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class S shares did not exceed 2.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Directors’ consent. In addition, the manager agreed to waive the Fund’s management fee from April 1, 2021 through December 31, 2022. Prior to May 14, 2020, expenses related to borrowings or the issuance of preferred stock were included in the expense limitation arrangement.

[11]	Reflects fee waivers and/or expense reimbursements.
[12]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rate would have been 6%.
[13]
Represents value of Fund net assets plus the loan, mortgage note payable (for the period May 12, 2020 through
November 30, 2021) and Series A Cumulative Preferred Stock, if any, at the end of the period divided by the loan and mortgage note payable outstanding, if any, at the end of the period.

[14]
Represents value of Fund net assets plus the loan, mortgage note payable and Series A Cumulative Preferred
Stock, if any, at the end of the period divided by the loan, mortgage note payable and Series A Cumulative
Preferred Stock outstanding, if any, at the end of the period.

†
Included in the expense ratio are property level expenses and expenses related to borrowings of 1.07% and
0.20%, 0.95% and 0.11%, 1.07% and 0.40%, 1.20% and 0.47%, 1.53% and 1.43%, and 1.45% and 0.47%,
respectively, for the six months ended June 30, 2025 and for the years ended December 31, 2024, 2023, 2022,
2021 and 2020, respectively.

See Notes to Consolidated Financial Statements.
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Consolidated financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class T Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.59	$11.81	$12.36	$12.07	$10.18	$9.99
Income (loss) from operations:
Net investment income, net of income taxes	0.24	0.51	0.46	0.50	0.49	0.49
Net realized and unrealized gain (loss)	0.01	(0.04)	(0.35)	0.33	1.88	0.14
Distributions paid to Series A Cumulative Preferred Stockholders from net investment income	—	—	—	(0.00)[3]	(0.00)[3]	(0.00)[3]
Total income from operations	0.25	0.47	0.11	0.83	2.37	0.63
Less distributions to common shareholders from:
Net investment income	(0.36)[4]	(0.29)	(0.21)	(0.22)	(0.20)	(0.44)
Net realized gains	—	—	(0.00)[3]	(0.00)[3]	(0.01)	—
Return of capital	—	(0.40)	(0.45)	(0.32)	(0.27)	—
Total distributions to common shareholders	(0.36)	(0.69)	(0.66)	(0.54)	(0.48)	(0.44)
Net asset value, end of period	$11.48	$11.59	$11.81	$12.36	$12.07	$10.18
Total return[5]	2.16%	4.09%	0.90%	6.95%	23.97%	6.41%
Net assets applicable to common shareholders, end of period (000s)	$134,438	$121,147	$107,478	$94,642	$35,493	$9,642
Ratios to average net assets:
Gross expenses	3.76%[6,7]	3.66%[7]	4.08%[7]	4.30%[8]	7.52%[8,9]	10.72%[8]
Net expenses10,†	3.76 [6,7]	3.66 [7]	4.08 [7]	3.04 [8,11]	5.56 [8,9,11]	3.43 [8,11]
Net investment income, net of income taxes	4.11 [6]	4.30	3.79	4.02 [8]	4.45 [8,9]	4.99 [8]
Portfolio turnover rate	5%	12%[12]	4%	1%	16%	8%
Supplemental data:
Loan and Mortgage Note Payable, End of Period (000s)	—	—	$7,000	—	$52,700	$10,100
Asset Coverage Ratio for Loan and Mortgage Note Payable[13]	—	—	9,219%	—	455%	647%
Asset Coverage, per $1,000 Principal Amount of Loan and Mortgage Note Payable[13]	—	—	$92,187	—	$4,553	$6,470
Weighted Average Loan and Mortgage Note Payable (000s)	$35,380	$10,848	$25,672	$49,119	$30,296	$10,100
Weighted Average Interest Rate on Loan and Mortgage Note Payable	6.13%	7.05%	6.67%	2.50%	2.03%	2.42%
Series A Cumulative Preferred Stock at Liquidation Value, End of Period (000s)	—	—	—	—	$125	$125
Asset Coverage Ratio for Series A Cumulative Preferred Stock[14]	—	—	—	—	454%	639%
Asset Coverage, per $0 Liquidation Value per Share of Series A Cumulative Preferred Stock[14]	—	—	—	—	$4,543	$6,391

See Notes to Consolidated Financial Statements.
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Clarion Partners Real Estate Income Fund Inc. 2025 Semi-Annual Report

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2025 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
The actual source of the Fund’s current fiscal year distributions may be from net investment income, realized capital gains, return of capital or a combination thereof. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[5]
Performance figures, exclusive of sales charges and dealer manager fees, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.
[7]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[8]	Calculated on the basis of average net assets of common stock shareholders. Ratios do not reflect the effect of dividend payments to Series A Cumulative Preferred Stockholders.
[9]	Ratios include the impact of other income and deferred tax expense. Refer to Notes 1 and 2.
[10]
As a result of an expense limitation arrangement, effective May 14, 2020, the ratio of total annual fund operating expenses, other than property management, acquisition, disposition expenses, any other expenses related to investments in real property, debt and real estate related securities, expenses related to borrowings or the issuance of preferred stock, interest, brokerage, tax, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class T shares did not exceed 2.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Directors’ consent. In addition, the manager agreed to waive the Fund’s management fee from April 1, 2021 through December 31, 2022. Prior to May 14, 2020, expenses related to borrowings or the issuance of preferred stock were included in the expense limitation arrangement.

[11]	Reflects fee waivers and/or expense reimbursements.
[12]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rate would have been 6%.
[13]
Represents value of Fund net assets plus the loan, mortgage note payable (for the period May 12, 2020 through
November 30, 2021) and Series A Cumulative Preferred Stock, if any, at the end of the period divided by the loan and mortgage note payable outstanding, if any, at the end of the period.

[14]
Represents value of Fund net assets plus the loan, mortgage note payable and Series A Cumulative Preferred
Stock, if any, at the end of the period divided by the loan, mortgage note payable and Series A Cumulative
Preferred Stock outstanding, if any, at the end of the period.

†
Included in the expense ratio are property level expenses and expenses related to borrowings of 1.07% and
0.20%, 0.95% and 0.11%, 1.07% and 0.40%, 1.20% and 0.47%, 1.53% and 1.43%, and 1.45% and 0.47%,
respectively, for the six months ended June 30, 2025 and for the years ended December 31, 2024, 2023, 2022,
2021 and 2020, respectively.

See Notes to Consolidated Financial Statements.
Clarion Partners Real Estate Income Fund Inc. 2025 Semi-Annual Report
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Notes to consolidated financial statements (unaudited)
1. Organization and significant accounting policies
Clarion Partners Real Estate Income Fund Inc. (the “Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that continuously offers its shares. The Fund is a Maryland corporation and has elected to be taxed as a real estate investment trust (a “REIT”) for U.S. federal income tax purposes under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund utilizes an Umbrella Partnership Real Estate Investment Trust (“UPREIT”) structure to hold all or substantially all of its assets in an operating partnership (the “Operating Partnership”). The Operating Partnership is a Delaware limited partnership of which the Fund is the sole member of the general partner and a limited partner. At June 30, 2025, the Operating Partnership was wholly-owned by the Fund. The Board of Directors (the “Board”) authorized 400 million shares of $0.001 par value common stock. The Fund’s investment objective is to provide current income and long-term capital appreciation.
The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in a portfolio of private commercial real estate and publicly traded real estate securities.
Generally, all investments made by the Fund or the Operating Partnership in private commercial real estate, including real property and investments in real estate loans, will be made through individual special purpose vehicles (“SPV”). Unless otherwise noted, each SPV is wholly-owned by the Fund or the Operating Partnership and these financial statements are consolidated financial statements of the Fund, the Operating Partnership and each SPV. All intercompany transactions have been eliminated in consolidation. Investments which are joint ventures, where no party has control, are not consolidated and are carried at fair value as disclosed below.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The Fund calculates its net asset value by subtracting liabilities (including accrued expenses or distributions) from the total assets of the Fund (the value of investments, plus cash or other assets, including interest and distributions accrued but not yet received). The Fund’s assets and liabilities are valued in accordance with GAAP using the principles set forth below.
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Clarion Partners Real Estate Income Fund Inc. 2025 Semi-Annual Report

Private commercial real estate
The fair values of private real estate lending investments are generally determined by discounting the future contractual cash flows to the present value using a current market interest rate. The market rate is determined by considering one or more of the following criteria as appropriate: (i) interest rates for loans of comparable quality and maturity, (ii) the value of the underlying collateral and (iii) the prevailing state of the debt markets. The valuations of investments in real estate loans are prepared by independent external appraisers on a monthly basis. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in real estate loans are the selection of certain credit spreads and the loan to value ratios.
The fair values of real estate investments are generally determined by considering the income, cost and sales comparison approaches of estimating property value. The income approach estimates an income stream for a property (typically 10 years) and discounts this income plus a reversion (presumed sale) into a present value at a risk adjusted rate. Yield rates and growth assumptions utilized in this approach are derived from market transactions as well as other financial and industry data. The cost approach estimates the replacement cost of the building less physical depreciation plus the land value. Generally, this approach provides a check on the value derived using the income approach. The sales comparison approach compares recent transactions to the appraised property. Adjustments are made for dissimilarities that typically provide a range of value. The discount rate and the exit capitalization rate are significant inputs to these valuations. These rates are based on the location, type and nature of each property, and current and anticipated market conditions.
Many factors are also considered in the determination of fair value including, but not limited to, the operating cash flows and financial performance of the properties, property types and geographic locations, the physical condition of the asset, prevailing market capitalization rates, prevailing market discount rates, general economic conditions, economic conditions specific to the market in which the assets are located, and any specific rights or terms associated with the investment. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the values that would be determined by negotiations held between parties in a sale transaction.
The valuations of real estate investments are prepared by independent external appraisers. Limited scope, restricted appraisals are performed on a monthly basis and typically include a limited comparable sales analysis and a full discounted cash flow income approach. Annually, a full-scope, detailed appraisal report is completed and typically includes a market analysis, cost approach, sales comparison approach and an income approach containing a discounted cash flow analysis and direct capitalization method. The full-scope report is prepared by an additional third-party appraisal firm. Since appraisals consider the estimated effect of physical depreciation, historical cost depreciation and amortization on real estate related assets have been excluded from net investment income. Development costs and major renovations are capitalized as a component of cost, while routine maintenance and repairs are expensed as incurred.
Clarion Partners Real Estate Income Fund Inc. 2025 Semi-Annual Report
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Notes to consolidated financial statements (unaudited) (cont’d)
Investments in non-consolidated joint ventures are stated at fair value. The Fund’s ownership interests are valued based on the Fund’s ownership interest in the underlying entities and the fair value of the underlying real estate, using the same techniques as described within this Note. Any other factors, such as ownership percentage, ownership rights, buy/sell agreements, distribution provisions, and capital call obligations are also considered. Upon the disposition of all investments in joint ventures by an investee entity, the Fund will continue to state its equity in the remaining net assets of the investee entity during the wind down period, if any, that occurs prior to the dissolution of the investee entity.
Real estate securities and other investments
The valuations for fixed income securities (which may include, but are not limited to, corporate bonds, mortgage-backed and asset-back securities, and collateralized mortgage obligations) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Board.
Valuation oversight
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
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Clarion Partners Real Estate Income Fund Inc. 2025 Semi-Annual Report

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio investment that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Clarion Partners Real Estate Income Fund Inc. 2025 Semi-Annual Report
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Notes to consolidated financial statements (unaudited) (cont’d)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Real Estate Investments	—	—	$374,100,000	$374,100,000
Investments in Non- Consolidated Joint Ventures	—	—	123,371,477	123,371,477
Investments in Real Estate Loans	—	—	178,687,090	178,687,090
Senior Lending	—	—	110,334,166	110,334,166
Preferred Equity	—	—	18,476,113	18,476,113
Collateralized Mortgage Obligations	—	$159,261,951	—	159,261,951
Asset-Backed Securities	—	18,868,437	—	18,868,437
Preferred Stocks	$5,986,310	—	—	5,986,310
Corporate Bonds & Notes	—	2,778,909	—	2,778,909
Convertible Bonds & Notes	—	1,681,785	—	1,681,785
Total Long-Term Investments	5,986,310	182,591,082	804,968,846	993,546,238
Short-Term Investments†:
Money Market Funds	37,081,859	—	—	37,081,859
Repurchase Agreements	—	5,000,000	—	5,000,000
Total Short-Term Investments	37,081,859	5,000,000	—	42,081,859
Total Investments	$43,068,169	$187,591,082	$804,968,846	$1,035,628,097
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$335,814	—	—	$335,814

†	See Consolidated Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments	Balance as of December 31, 2024	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Real Estate Investments	$364,188,058	—	—	$(861,183)	$10,773,125
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Clarion Partners Real Estate Income Fund Inc. 2025 Semi-Annual Report

Investments	Balance as of December 31, 2024	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Investments in Non- Consolidated Joint Ventures	$146,697,607	—	—	$1,046,684	$2,182,910
Investments in Real Estate Loans	150,941,113	—	—	280,174	46,125,949
Senior Lending	37,683,287	—	—	—	72,650,879
Preferred Equity	17,903,357	—	—	—	572,756
Total	$717,413,422	—	—	$465,675	$132,305,619

Investments (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2025	Net change in unrealized appreciation (depreciation) for investments still held at June 30, 2025[1]
Real Estate Investments	—	—	—	$374,100,000	$(861,183)
Investments in Non- Consolidated Joint Ventures	$(26,555,724) *	—	—	123,371,477	1,046,684
Investments in Real Estate Loans	(18,660,146)	—	—	178,687,090	280,174
Senior Lending	—	—	—	110,334,166	—
Preferred Equity	—	—	—	18,476,113	—
Total	$(45,215,870)	—	—	$804,968,846	$465,675

*	Amount represents return of capital from proceeds of issuance of mortgage note payable.
[1]
This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying
Consolidated Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain material Level 3 investments. The table does not include Level 3 investments with values derived utilizing
Clarion Partners Real Estate Income Fund Inc. 2025 Semi-Annual Report
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Notes to consolidated financial statements (unaudited) (cont’d)
prices from prior transactions or third party pricing information without adjustment (e.g., broker quotes, pricing services, net asset values).

	Fair Value at 6/30/25 (000’s)	Valuation Technique(s)	Unobservable Input(s)	Value/Range	Impact to Valuation from an Increase in Input*
Real Estate Investments:
Healthcare	$17,900	Discounted cash flow	Discount rate Exit capitalization rate	7.25% 5.75%	Decrease Decrease
Industrial	$208,500	Discounted cash flow	Discount rate Exit capitalization rate	6.75% to 8.25% 5.50% to 7.00%	Decrease Decrease
Mixed-Use	$34,900	Discounted cash flow	Discount rate Exit capitalization rate	7.25% 6.50%	Decrease Decrease
Office	$41,200	Discounted cash flow	Discount rate Exit capitalization rate	7.75% 6.75%	Decrease Decrease
Residential	$71,600	Discounted cash flow	Discount rate Exit capitalization rate	7.00% 5.50%	Decrease Decrease
Investments in Non-Consolidated Joint Ventures:
Healthcare	$15,539	Discounted cash flow	Discount rate Exit capitalization rate	8.25% 7.00%	Decrease Decrease
Industrial	$23,375	Discounted cash flow	Discount rate Exit capitalization rate	6.75% 4.75%	Decrease Decrease
Residential	$84,458	Discounted cash flow	Discount rate Exit capitalization rate	7.00% to 8.00% 5.50% to 6.00%	Decrease Decrease
Investments in Real Estate Loans:
Mixed-Use	$17,972	Yield Method	Credit spread Loan to value ratio	7.96% 90.40%	Decrease Decrease
Necessity Retail	$31,000	Yield Method	Credit spread Loan to value ratio	8.75% 83.87%	Decrease Decrease
Office	$14,000	Yield Method	Loan to value ratio	90.51%	Decrease
Residential	$115,715	Yield Method	Credit spread Loan to value ratio	5.50% to 6.00% 61.69% to 84.12%	Decrease Decrease
Senior Lending:
Industrial	$110,334	Yield Method	Loan to value ratio	44.96% to 80.60%	Decrease
Preferred Equity:
Residential	$18,476	Yield Method	Credit spread Loan to value ratio	7.00% 77.18% to 84.31%	Decrease Decrease

* This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

(b) Private commercial real estate. The Fund’s investments in private commercial real estate (“CRE”) may include whole or partial interests in real properties, mortgage debt, mezzanine debt and preferred equity. The investments typically depend on the generation of cash flows, such as mortgage interest and rental and lease payments. Changes in broad market and economic conditions such as prevailing interest rates, as well
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Clarion Partners Real Estate Income Fund Inc. 2025 Semi-Annual Report

as property specific delinquencies, fluctuations in underlying property values, and lease defaults may all impact the valuation of these investments.
(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Consolidated Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
(e) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take
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Notes to consolidated financial statements (unaudited) (cont’d)
possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(f) Cash flow information. The Fund invests in securities and distributes dividends from net investment income and net realized gains, which are paid in cash and may be reinvested at the discretion of shareholders. These activities are reported in the Consolidated Statements of Changes in Net Assets and additional information on cash receipts and cash payments is presented in the Consolidated Statement of Cash Flows.
(g) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(h) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(i) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions.
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Clarion Partners Real Estate Income Fund Inc. 2025 Semi-Annual Report

Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Consolidated Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Consolidated Schedule of Investments.
As of June 30, 2025, the Fund did not have any open OTC derivative transactions.
(j) Security transactions and investment income. Investment transactions are accounted for on a trade date basis or the date the Fund obtains a right to the investment or to collect the proceeds from sale or incurs an obligation to the price of the investment purchased. Interest income (including interest income from payment-in-kind securities) is recorded on
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Notes to consolidated financial statements (unaudited) (cont’d)
the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Rental income, including tenant reimbursements and recovery charges, earned from real estate investments is recognized on an accrual basis in accordance with the terms of the underlying lease agreement. Origination fees received in connection with CRE investments are deferred and recognized as income over the life of each respective investment. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
Future minimum rents expected to be received from tenants under noncancellable leases as of June 30, 2025 are as follows:

2025	$13,343,705
2026	22,098,244
2027	20,030,981
2028	18,801,167
2029	17,982,043
Thereafter	22,382,565
Total	$114,638,705
(k) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis. The actual source of the Fund’s current fiscal year distributions may be from net investment income, realized capital gains, return of capital or a combination thereof. Shareholders will be informed of the tax characteristics of the distributions after the close of the 2025 fiscal year. Distributions of net realized gains, if any, are declared annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP. For tax purposes, a distribution that for purposes of GAAP is composed of return of capital and net investment income may be subsequently re-characterized to also include capital gains.
Distributions to holders of Series A Cumulative Preferred Stock, if any, are accrued daily and paid semi-annually and are determined as described in Note 7. For tax purposes, the payments made to the holders of the Fund’s Series A Cumulative Preferred Stock are treated as dividends or distributions.
(l) Redemption fees. Common stock shares redeemed prior to 12 months from the original issue date are subject to a 2% early redemption fee. Shares acquired through dividend reinvestment are not subject to the redemption fee. The redemption fee is accounted for as an addition to paid-in capital.
(m) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on
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Clarion Partners Real Estate Income Fund Inc. 2025 Semi-Annual Report

the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(n) Compensating balance arrangements. The Fund had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Fund’s cash on deposit with the bank. Effective April 1, 2025, credits earned, if any, are recognized as income.
(o) Federal and other taxes. The Fund has elected to be taxed as a REIT. The Fund’s qualification and taxation as a REIT depend upon the Fund’s ability to meet on a continuing basis, through actual operating results, certain qualification tests set forth in the U.S. federal tax laws. Those qualification tests involve the percentage of income that the Fund earns from specified sources, the percentage of the Fund’s assets that falls within specified categories, the diversity of the ownership of the Fund’s shares, and the percentage of the Fund’s taxable income that the Fund distributes. No assurance can be given that the Fund will in fact satisfy such requirements for any taxable year. If the Fund qualifies as a REIT, the Fund generally will be allowed to deduct dividends paid to shareholders and, as a result, the Fund generally will not be subject to U.S. federal income tax on that portion of the Fund’s ordinary income and net capital gain that the Fund annually distributes to shareholders, as long as the Fund meets the minimum distribution requirements under the Code. The Fund intends to make distributions to shareholders on a regular basis as necessary to avoid material U.S. federal income tax and to comply with the REIT distribution requirements.
Due to concentration of ownership in the Fund’s shares, the Fund could be deemed a captive real estate investment trust (“Captive REIT”) in certain states. As a result, the Fund could be subject to income tax in such states on the gains realized from the disposition of real estate investments if the Fund were deemed a Captive REIT at the time of disposition. Beginning January 1, 2023, the Fund was no longer considered a captive REIT, and accordingly has not accrued any related deferred tax liability in the current year.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2024, no additional provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(p) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Clarion Partners, LLC (“Clarion Partners”) is the Fund’s investment subadviser. Clarion Partners is a registered investment adviser and is responsible for the day-to-day portfolio management of
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Notes to consolidated financial statements (unaudited) (cont’d)
the Fund subject to the supervision of the Board and FTFA. For its services, the Fund pays FTFA a management fee, payable monthly, in an amount equal to 1.25% of the Fund’s average daily net assets. Clarion Partners receives an annual subadvisory fee, payable monthly, from FTFA in an amount equal to 70% of the management fee paid to FTFA, net of expense waivers and reimbursements. No subadvisory fee is paid by the Fund directly to Clarion Partners.
Western Asset Management Company, LLC (“Western Asset”) is the Fund’s securities subadviser. Western Asset, an affiliate of FTFA and Clarion Partners, is a registered investment adviser and has day-to-day responsibility for managing the portion of the Fund’s securities investments allocated to it by Clarion Partners, including publicly traded real estate securities and investments in cash, cash equivalents and other short-term investments to facilitate liquidity for the quarterly repurchases of common stock. FTFA, and not the Fund, pays Western Asset a fee based on the assets of the Fund allocated to Western Asset by Clarion Partners.
FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”) and Clarion Partners is an indirect, majority-owned subsidiary of Franklin Resources.
FTFA has agreed to waive fees and/or reimburse the expenses (including organizational and offering expenses, but excluding property management, acquisition, disposition expenses, any other expenses related to investments in real property, debt and real estate related securities, expenses related to borrowings or the issuance of preferred stock, interest, brokerage, tax, extraordinary expenses and acquired fund fees and expenses) to the extent necessary to ensure that the total annual fund operating expenses attributable to Class I shares, Class D shares, Class S shares and Class T shares did not exceed 1.75%, 2.00%, 2.60% and 2.60%, respectively, of the average net assets of that class per year. These arrangements cannot be terminated prior to December 31, 2026 without the consent of the Board of the Fund.
During the six months ended June 30, 2025, there were no fees waived and/or expenses reimbursed.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
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Clarion Partners Real Estate Income Fund Inc. 2025 Semi-Annual Report

Pursuant to these arrangements, at June 30, 2025, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

Class D
Expires December 31, 2025	$26,292
Expires December 31, 2026	19,483
Expires December 31, 2027	—
Expires December 31, 2028	—
Total fee waivers/expense reimbursements subject to recapture	$45,775
For the six months ended June 30, 2025, fee waivers and/or expense reimbursements recaptured by FTFA were as follows:

	Class D	Class S	Class T
FTFA recaptured	$10,417	$17,524	$9,087
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s principal underwriter and distributor of the common stock pursuant to a distribution agreement with the Fund. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.
There is a maximum initial sales charge of 3.00% and a dealer manager fee of 0.50% for Class T shares. Certain participating broker-dealers may offer Class T shares subject to a dealer manager fee of up to 1.50%, provided that the sum of the sales load and dealer manager fee will not exceed 3.50% of the total purchase price. These purchases do not incur an initial sales charge.
For the six months ended June 30, 2025, Franklin Distributors did not retain any sales charges.
All officers and one Director of the Fund are employees of Franklin Resources or its affiliates and do not receive compensation from the Fund.
As of June 30, 2025, Franklin Resources and its affiliates owned 25% of the Fund.
Franklin Resources and the Fund have entered an indemnification agreement (the “Agreement”) whereby Franklin Resources agrees to be solely responsible for and fully indemnify the Fund against any tax liability or obligation, which may arise at the disposition of any real estate investment, due to the Fund’s Captive REIT status and Franklin Resources’ ownership in the Fund. Such liability would be triggered only in certain states and only to the extent the Fund was considered a Captive REIT at the time of sale. The Fund may also be subject to other state income and franchise taxes; these taxes are not covered by, or indemnified against, under the Agreement. The Agreement is applicable to any period in which the Fund is considered a Captive REIT due to Franklin Resources’ ownership in the Fund.
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Notes to consolidated financial statements (unaudited) (cont’d)
3. Investments
During the six months ended June 30, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$198,183,816	$20,083,046
Sales	38,123,303	11,615,306
At June 30, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$976,867,897	$113,102,384	$(54,342,184)	$58,760,200
Futures contracts	—	—	(335,814)	(335,814)
As of June 30, 2025, the Fund has made commitments totaling $56,088,600, of which $12,254,434 was unfunded at June 30, 2025.
4. Investments in non-consolidated joint ventures
In accordance with requirements under Regulation S-X Rules 3-09 and 4-08(g), the Fund evaluates its unconsolidated subsidiaries as significant subsidiaries under the rules and, accordingly, below is summary financial information for the Fund’s investments in non-consolidated joint ventures as of June 30, 2025. The Fund states its ownership interests in non-consolidated joint ventures at fair value.

	Fusion Life Science HQ, Carlsbad, CA	456 Sullivan Avenue, South Windsor, CT	Gates at Marina, Marina, CA	Martinique Bay, Henderson, NV	Mosaic at Largo Station, Largo, MD	Total
Balance sheets (As of June 30, 2025):
Assets:
Real estate (total cost - $283,101,931)	$52,600,000	$52,700,000	$57,700,000	$62,400,000	$73,000,000	$298,400,000
Cash	336,493	2,957,585	179,016	240,230	906,845	4,620,169
Derivatives	—	334,214	—	—	614,791	949,005
Other current assets	296,029	48,715	145,506	638,041	303,434	1,431,725
Total assets	53,232,522	56,040,514	58,024,522	63,278,271	74,825,070	305,400,899
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Clarion Partners Real Estate Income Fund Inc. 2025 Semi-Annual Report

	Fusion Life Science HQ, Carlsbad, CA	456 Sullivan Avenue, South Windsor, CT	Gates at Marina, Marina, CA	Martinique Bay, Henderson, NV	Mosaic at Largo Station, Largo, MD	Total
Balance sheets (As of June 30, 2025):
Liabilities and equity:
Mortgage notes payable, net	$34,523,572	$31,111,627	$24,553,428	$32,590,340	$38,218,317	$160,997,284
Accrued expenses and accounts payable	118,999	323,706	402,174	287,445	408,142	1,540,466
Tenant security deposits	309,238	—	191,613	115,948	61,368	678,167
Other liabilities	—	—	3,786	12,096	28,197	44,079
Total liabilities	34,951,809	31,435,333	25,151,001	33,005,829	38,716,024	163,259,996
Equity	18,280,713	24,605,181	32,873,521	30,272,442	36,109,046	142,140,903
Total liabilities and equity	$53,232,522	$56,040,514	$58,024,522	$63,278,271	$74,825,070	$305,400,899
Income statements (For the six months ended June 30, 2025):
Revenue	$2,471,091	$1,790,087	$2,296,395	$2,496,106	$2,906,913	$11,960,592
Expenses	1,085,794	1,274,140	1,584,222	1,233,877	2,625,886	7,803,919
Unrealized gain (loss) - real estate	(1,817,745)	1,400,000	2,847,246	1,311,314	(865,591)	2,875,224
Unrealized loss - derivatives	—	(296,071)	—	—	(487,981)	(784,052)
Net income (loss)	$(432,448)	$1,619,876	$3,559,419	$2,573,543	$(1,072,545)	$6,247,845
5. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Consolidated Statement of Assets and Liabilities at June 30, 2025.

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$335,814

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Consolidated
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Consolidated Statement of Assets and Liabilities.

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Notes to consolidated financial statements (unaudited) (cont’d)
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Consolidated Statement of Operations for the six months ended June 30, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(139,409)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(335,814)
During the six months ended June 30, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to sell)	$8,473,085

*	Based on the average of the market values at each month-end during the period.
6. Loan
The Fund has a revolving credit agreement with Bank of America, N.A. (“Credit Agreement”) that allows the Fund to borrow up to an aggregate amount of $125,000,000, with increases in commitments up to $300,000,000 with subsequent credit approval, all subject to availability under the borrowing base and restrictions imposed on borrowings under the 1940 Act. The initial maturity date of the Credit Agreement is November 15, 2026. Subject to certain conditions, the maturity date may be extended to November 15, 2027. Financing costs incurred by the Fund in connection with the Credit Agreement were $889,398. These financing costs are recorded as a deferred charge and amortized through the maturity date of the Credit Agreement. The Fund pays a commitment fee on the unutilized portion of the loan commitment amount at an annual rate of 0.25%, except that the commitment fee is 0.20% if the aggregate outstanding balance of the loan is equal to or greater than 50% of the current commitment. The interest on the loan is calculated at a variable rate based on Term SOFR or Daily Simple SOFR, plus any applicable margin. The Fund’s Credit Agreement contains customary covenants that, among other things, may limit the Fund’s ability to pay distributions in certain circumstances, incur additional debt, and engage in certain transactions, including mergers and consolidations, and require asset coverage ratios in addition to those required by the 1940 Act. Pursuant to the Credit Agreement, the Fund is required to pledge and grant to Bank of America, N.A., a lien on and security interests on and to unencumbered properties, subject to certain conditions. In
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Clarion Partners Real Estate Income Fund Inc. 2025 Semi-Annual Report

addition, the Credit Agreement may be subject to early termination under certain conditions and may contain other provisions that could limit the Fund’s ability to utilize borrowing under the agreement. At June 30, 2025, the Fund had no borrowings outstanding per the Credit Agreement. Interest expense related to this loan for the six months ended June 30, 2025, was $608,580. For the six months ended June 30, 2025, the Fund incurred commitment fees of $131,662. For the six months ended June 30, 2025, based on the number of days during the reporting period that the Fund had a loan balance outstanding, the average daily loan balance was $35,380,198 and the weighted average interest rate was 6.13%.
7. Series A cumulative preferred stock
On January 7, 2020, the Fund issued 125 shares of Series A Cumulative Preferred Stock (the “Preferred Stock”), with a liquidation preference of $1,000 per share plus an amount equal to accrued but unpaid dividends (the “Liquidation Preference”). The Preferred Stock dividends are cumulative at a rate of 12.0% per annum and are redeemable under certain conditions by the Fund.
On December 21, 2022, the Fund redeemed 125 shares of Preferred Stock at the Liquidation Preference value of $125,000 plus any accrued but unpaid dividends.
8. Distributions to common shareholders subsequent to June 30, 2025
The following distributions to common shareholders have been declared by the Fund and are payable subsequent to the period end of this report:

Record Date	Payable Date	Class I Amount	Class D Amount	Class S Amount	Class T Amount
7/30/2025	7/31/2025	$0.067000	$0.066671	$0.060532	$0.060328
9. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Distribution and Service Plan and under that plan the Fund pays service and/or distribution fees with respect to its Class D, Class S and Class T shares calculated at the annual rate of 0.25%, 0.85% and 0.85% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended June 30, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class I	—	$770,580
Class D	$26,228	15,150
Class S	156,979	24,986
Class T	529,411	70,643
Total	$712,618	$881,359
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Notes to consolidated financial statements (unaudited) (cont’d)
10. Distributions to shareholders by class

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
Net Investment Income:
Class I	$26,434,583	$17,482,691
Class D	702,828	551,455
Class S	1,161,009	497,492
Class T	3,904,627	2,861,736
Total	$32,203,047	$21,393,374
Return of Capital:
Class I	—	$23,388,655
Class D	—	737,747
Class S	—	665,553
Class T	—	3,828,481
Total	—	$28,620,436
11. Capital shares
At June 30, 2025, the Fund had 400 million shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class I
Shares issued	15,200,241 †	$176,162,287 †	19,892,675 †	$233,983,961 †
Shares issued on reinvestment	896,732	10,357,136	1,139,626	13,356,886
Shares repurchased through tender offer	(4,247,320)	(49,265,284)	(3,204,326)	(37,732,560)
Redemption fees	—	107,249	—	156,992
Net increase	11,849,653	$137,361,388	17,827,975	$209,765,279
Class D
Shares issued	221,796	$2,569,656	295,255	$3,473,551
Shares issued on reinvestment	39,339	454,383	72,276	847,711
Shares repurchased through tender offer	(124,045)	(1,438,783)	(155,347)	(1,827,169)
Redemption fees	—	3,083	—	5,418
Shares exchanged	(2,513)	(29,010)	(6,286)	(73,731)
Net increase	134,577	$1,559,329	205,898	$2,425,780
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Clarion Partners Real Estate Income Fund Inc. 2025 Semi-Annual Report

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class S
Shares issued	981,263 ‡	$11,363,798 ‡	1,940,333 ‡	$22,808,266 ‡
Shares issued on reinvestment	82,895	956,639	82,736	968,205
Shares repurchased through tender offer	(19,078)	(221,095)	(26,740)	(312,912)
Redemption fees	—	5,234	—	4,482
Net increase	1,045,080	$12,104,576	1,996,329	$23,468,041
Class T
Shares issued	1,743,925	$21,645,705	2,505,676	$29,406,229
Shares issued on reinvestment	205,163	2,367,125	328,091	3,843,224
Shares repurchased through tender offer	(259,038)	(3,002,582)	(547,534)	(6,440,271)
Redemption fees	—	18,492	—	30,975
Shares exchanged	(430,331)	(6,458,005)	(935,149)	(10,975,518)
Net increase	1,259,719	$14,570,735	1,351,084	$15,864,639

†	Amounts shown include exchanges of 555,596 shares and $6,425,417 for the six months ended June 30, 2025, and 926,919 shares and $10,896,762 for the year ended December 31, 2024.
‡	Amounts shown include exchanges of 5,296 shares and $61,598 for the six months ended June 30, 2025, and 13,000 shares and $152,487 for the year ended December 31, 2024.
12. Tender offers
On the announcement dates below, including those subsequent to the end of the reporting period, the Board approved a tender offer for up to 5.0% of the Fund’s aggregate NAV, subject to the right to purchase additional shares representing up to 2.0% of the Fund’s NAV without amending or extending the offer. The tender offers were conducted at a price equal to the Fund’s NAV per share of common stock as of the close of the trading session on the New York Stock Exchange on the day each tender offer expired. Shares that were tendered but not accepted for payment, if applicable, and shares that were not tendered, remained outstanding.

Announcement Date	Commencement Date	Expiration Date	Share Class	Total Shares Tendered	Total Shares Accepted	Purchase Price
8/1/2025	9/16/2025	10/15/2025*	N/A	N/A	N/A	N/A
5/12/2025	6/13/2025	7/15/2025	Class I	2,380,468	2,380,468	$11.52
			Class D	70,315	70,315	$11.52
			Class S	16,636	16,636	$11.51
			Class T	68,256	68,256	$11.50
2/14/2025	3/14/2025	4/15/2025	Class I	2,214,379	2,214,379	$11.58
			Class D	52,275	52,275	$11.57
			Class S	10,070	10,070	$11.57
			Class T	56,320	56,320	$11.56
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Notes to consolidated financial statements (unaudited) (cont’d)
Announcement Date	Commencement Date	Expiration Date	Share Class	Total Shares Tendered	Total Shares Accepted	Purchase Price
11/15/2024	12/11/2024	1/14/2025	Class I	2,032,941	2,032,941	$11.62
			Class D	71,770	71,770	$11.62
			Class S	9,008	9,008	$11.61
			Class T	202,718	202,718	$11.60
8/2/2024	9/16/2024	10/15/2024	Class I	1,333,953	1,333,953	$11.71
			Class D	84,343	84,343	$11.70
			Class S	24,779	24,779	$11.70
			Class T	140,240	140,240	$11.69
5/22/2024	6/13/2024	7/15/2024	Class I	525,830	525,830	$11.74
			Class D	6,717	6,717	$11.73
			Class S	1,961	1,961	$11.73
			Class T	165,590	165,590	$11.72
2/16/2024	3/14/2024	4/15/2024	Class I	756,327	756,327	$11.85
			Class D	23,762	23,762	$11.84
			Class T	162,302	162,302	$11.83
11/9/2023	12/11/2023	1/11/2024	Class I	588,216	588,216	$11.86
			Class D	40,525	40,525	$11.85
			Class T	79,402	79,402	$11.84
*
Date shown represents expected expiration date. Shares tendered, if any, will be determined upon expiration.
13. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities. The following companies were considered affiliated companies for all or some portion of the six months ended June 30, 2025. The following transactions were effected in such companies for the six months ended June 30, 2025.

	Affiliate Value at December 31, 2024	Purchased	Sold
		Cost	Proceeds
Fusion Life Science HQ, Carlsbad, CA	$17,057,087	—	—
456 Sullivan Avenue, South Windsor, CT	21,331,302	$990,185	—
Gates at Marina, Marina, CA	24,856,735	58,325	—
Martinique Bay, Henderson, NV	48,810,501	1,134,400	$(26,555,724)*
Mosaic at Largo Station, Largo, MD	34,641,982	—	—
	$146,697,607	$2,182,910	$(26,555,724)
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Clarion Partners Real Estate Income Fund Inc. 2025 Semi-Annual Report

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2025
Fusion Life Science HQ, Carlsbad, CA	—	$1,150,900	$(1,518,481)	$15,538,606
456 Sullivan Avenue, South Windsor, CT	—	485,450	1,053,433	23,374,920
Gates at Marina, Marina, CA	—	626,967	2,037,735	26,952,795
Martinique Bay, Henderson, NV	—	1,134,800	716,336	24,105,513
Mosaic at Largo Station, Largo, MD	—	250,236	(1,242,339)	33,399,643
	—	$3,648,353	$1,046,684	$123,371,477

*	Amount represents return of capital from proceeds of issuance of mortgage note payable.
14. Capital loss carryforward
As of December 31, 2024, the Fund had a capital loss carryforward of $2,486,666, which may be carried forward for 5 years and will be available to offset future taxable capital gains. If not utilized, the capital loss carryforward expires on 12/31/2029.
15. Operating segments
The Fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund’s Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Consolidated Statement of Assets and Liabilities and the Consolidated Statement of Operations, along with the related Notes to Consolidated Financial Statements. The Fund’s Consolidated Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Consolidated Financial Highlights.
16. Subsequent event
On July 4, 2025, President Trump signed the One Big Beautiful Bill Act (the “Act”) into law. Among other provisions, the Act makes permanent several taxpayer-favorable provisions
Clarion Partners Real Estate Income Fund Inc. 2025 Semi-Annual Report
|61

Notes to consolidated financial statements (unaudited) (cont’d)
originally enacted under the 2017 Tax Cuts and Jobs Act, including 100% bonus depreciation, modifications to the business interest expense limitation, and the deduction under Code Section 199A for 20% of qualified REIT dividends. The Act also increases the amount of assets the Fund may hold through a taxable REIT subsidiary (“TRS”) from 20% to 25%. These provisions have various effective dates. Management is currently evaluating the potential impact of the Act on the Fund’s financial position and results of operations.
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Clarion Partners Real Estate Income Fund Inc. 2025 Semi-Annual Report

Funds from operations, adjusted funds from operations and funds available for distribution (unaudited)

The Fund believes funds from operations (“FFO”) is a meaningful supplemental non-GAAP operating metric. FFO is a standard REIT industry metric defined by the National Association of Real Estate Investment Trusts (“NAREIT”). FFO as presented below is calculated as a net increase in net assets resulting from operations (computed in accordance with accounting principles generally accepted in the U.S. (“GAAP”)), excluding (i) gain or losses from sales of investments and (ii) the change in net unrealized appreciation (depreciation) of investments.
The Fund also believes that adjusted FFO (“AFFO”) is a meaningful non-GAAP supplemental disclosure of its operating results. AFFO further adjusts FFO in order for the Fund’s operating results to reflect the specific characteristics of its business by adjusting for items it believes are not related to its core operations. The Fund’s adjustments to FFO to arrive at AFFO include removing the impact of (i) amortization of premium (accretion of discount) on real estate securities, (ii) amortization of deferred origination fees and (iii) amortization of deferred loan financing costs.
Furthermore, the Fund believes that funds available for distribution (“FAD”) is an additional meaningful non-GAAP supplemental disclosure that provides useful information for considering Fund operating results and certain other items relative to the amount of Fund distributions by removing the impact of certain non-cash items from Fund operating results. FAD is calculated as AFFO excluding (i) recurring tenant improvements, leasing commissions and other capital expenditures and adjusted for (ii) undistributed/(overdistributed) income attributable to non-consolidated joint ventures. FAD is not indicative of cash available to fund the Fund’s cash needs and does not represent cash flows from operating activities in accordance with GAAP, as it excludes adjustments for working capital items.
FFO, AFFO and FAD should not be considered more relevant or accurate than the GAAP methodology in evaluating the Fund’s operating performance. In addition, FFO, AFFO and FAD should not be considered alternatives to net income (loss) as indications of the Fund’s performance or as alternatives to cash flows from operating activities as indications of liquidity, but rather should be reviewed in conjunction with these and other GAAP measurements. Further, FFO, AFFO and FAD are not intended to be used as liquidity measures indicative of cash flow available to fund the Fund’s cash needs, including its ability to make distributions to stockholders.
Clarion Partners Real Estate Income Fund Inc.

Funds from operations, adjusted funds from operations and funds available for distribution (unaudited) (cont’d)
For the period of January 1, 2025 to June 30, 2025:

Net increase in net assets applicable to common shareholders resulting from operations	$22,301,339
Adjustments to arrive at FFO:
Net realized loss on investments	163,056
Change in net unrealized appreciation (depreciation) of investments	(518,074)
FFO attributable to common shareholders	21,946,321
Adjustments to arrive at AFFO:
Amortization of premium (accretion of discount) on real estate securities	(449,116)
Amortization of deferred origination fees	(409,047)
Amortization of deferred loan financing costs	206,175
Amount attributable to non-consolidated joint ventures for above adjustments	183,787
AFFO attributable to common shareholders	21,478,120
Adjustments to arrive at FAD:
Recurring tenant improvements, leasing commissions and other capital expenditures	(240,711)
Undistributed/(overdistributed) income attributable to non-consolidated joint ventures	(87,816)
Amount attributable to non-consolidated joint ventures for above adjustments	(150,913)
FAD attributable to common shareholders	$20,998,680
Distributions to common shareholders	$(32,203,047)

Clarion Partners Real Estate Income Fund Inc.

Board approval of management and
subadvisory agreements (unaudited)
Background
The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Directors (the “Board”) of Clarion Partners Real Estate Income Fund Inc. (the “Fund”), including a majority of its members who are not considered to be “interested persons” under the 1940 Act (the “Independent Directors”) voting separately, approve on an annual basis the continuation of the investment management agreement (the “Management Agreement”) between the Fund and the Fund’s manager, Franklin Templeton Fund Adviser, LLC (the “Manager”), and the sub-advisory agreements (individually, a “Sub-Advisory Agreement,” and collectively, the “Sub-Advisory Agreements”) with the Manager’s affiliates, Clarion Partners, LLC (“Clarion”) and Western Asset Management Company, LLC (“Western Asset,” and together with Clarion, collectively the “Sub-Advisers”), with respect to the Fund.
At an in-person meeting (the “Contract Renewal Meeting”) held on May 8-9, 2025, the Board, including the Independent Directors, considered and approved the continuation of each of the Management Agreement and the Sub-Advisory Agreements for an additional one-year period. To assist in its consideration of the renewal of each of the Management Agreement and the Sub-Advisory Agreements, the Board received and considered extensive information (together with the information provided at the Contract Renewal Meeting, the “Contract Renewal Information”) about the Manager and the Sub-Advisers, as well as the management and sub-advisory arrangements for the Fund and the other closed-end funds in the same complex under the Board’s purview (the “Franklin Templeton Closed-end Funds”), certain portions of which are discussed below.
A presentation made by the Manager and the Sub-Advisers to the Board at the Contract Renewal Meeting in connection with the Board’s evaluation of each of the Management Agreement and the Sub-Advisory Agreements encompassed the Fund and other Franklin Templeton Closed-end Funds. In addition to the Contract Renewal Information, the Board received performance and other information throughout the year related to the respective services rendered by the Manager and the Sub-Advisers to the Fund. The Board’s evaluation took into account the information received throughout the year and also reflected the knowledge and experience gained as members of the Boards of the Fund and other Franklin Templeton Closed-end Funds with respect to the services provided to the Fund by the Manager and the Sub-Advisers. The information received and considered by the Board (including its various committees) in conjunction with both the Contract Renewal Meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during each of those years.
At a meeting held on April 25, 2025, the Independent Directors, in preparation for the Contract Renewal Meeting, met in a private session with their independent legal counsel to review the Contract Renewal Information regarding the Franklin Templeton Closed-end
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Board approval of management and
subadvisory agreements (unaudited) (cont’d)
Funds, including the Fund, received to date. No representatives of the Manager or the Sub-Advisers participated in this meeting. Following the April 25, 2025 meeting, the Independent Directors submitted certain questions and requests for additional information to Fund management. The Independent Directors also met in private sessions with their independent legal counsel to consider the Contract Renewal Information and Fund management’s responses to the Independent Directors’ questions and requests for additional information in advance of and during the Contract Renewal Meeting. The discussion below reflects all of these reviews.
The Manager provides the Fund with investment advisory and administrative services pursuant to the Management Agreement, and the Sub-Advisers together provide the Fund with investment sub-advisory services pursuant to the Sub-Advisory Agreements. The discussion below covers both the advisory and administrative functions being rendered by the Manager, each such function being encompassed by the Management Agreement, and the investment sub-advisory functions being rendered by the Sub-Advisers pursuant to the Sub-Advisory Agreements.
Board Approval of Management Agreement and Sub-Advisory Agreements
The Independent Directors were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Directors received a memorandum discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreements. The Independent Directors considered the Management Agreement and each Sub-Advisory Agreement separately during the course of their review. In doing so, they noted the respective roles of the Manager and the Sub-Advisers in providing services to the Fund.
In approving the continuation of the Management Agreement and Sub-Advisory Agreements, the Board, including the Independent Directors, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the continuation of the Management Agreement and the Sub-Advisory Agreements. Each Board member may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreements.
After considering all relevant factors and information, the Board, exercising its reasonable business judgment, determined that the continuation of the Management Agreement and Sub-Advisory Agreements were in the best interests of the Fund’s stockholders and approved the continuation of each such agreement for an additional one-year period.
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Clarion Partners Real Estate Income Fund Inc.

Nature, Extent and Quality of the Services under the Management Agreement and Sub-Advisory Agreements
The Board received and considered Contract Renewal Information regarding the nature, extent, and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services provided by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board observed that the scope of services provided by the Manager and the Sub-Advisers, and of the undertakings required of the Manager and Sub-Advisers in connection with those services, including maintaining and monitoring their respective compliance programs as well as the Fund’s compliance programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Sub-Advisers regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks borne by the Manager, the Sub-Advisers and their respective affiliates on behalf of the Fund, including entrepreneurial, operational, reputational, litigation and regulatory risks, as well as the Manager’s and the Sub-Advisers’ risk management processes.
The Board reviewed the qualifications, backgrounds, and responsibilities of the Manager’s senior personnel and the Sub-Advisers’ portfolio management teams primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Sub-Advisers. The Board recognized the importance of having a fund manager with significant resources.
The Board considered the division of responsibilities between the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively, including the Manager’s coordination and oversight of the services provided to the Fund by the Sub-Advisers and the Fund’s other service providers. The Management Agreement permits the Manager to delegate certain of its responsibilities, including its investment advisory duties thereunder, provided that the Manager, in each case, will supervise the activities of the delegee.
In reaching its determinations regarding continuation of the Management Agreement and the Sub-Advisory Agreements, the Board took into account that Fund stockholders, in pursuing their investment goals and objectives, may have purchased their shares of the Fund based upon the reputation and the investment style, philosophy and strategy of the Manager and the Sub-Advisers, as well as the resources available to the Manager and the Sub-Advisers.
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Board approval of management and
subadvisory agreements (unaudited) (cont’d)
The Board concluded that, overall, the nature, extent, and quality of the management and other services provided (and expected to be provided) to the Fund, under the Management Agreement and the Sub-Advisory Agreements were satisfactory.
Fund Performance
The Board received and considered information regarding Fund performance, including information and analyses (the “Broadridge Performance Information”) for the Fund, as well as for a group of comparable funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third-party provider of investment company data. The Board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge Performance Information generally useful, they recognized its limitations, including that the data may vary depending on the end date selected, and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that Board members had received and discussed with the Manager and the Sub-Advisers information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in view of overall financial market conditions.
The Broadridge Performance Information comparing the Fund’s performance to that of its Performance Universe, consisting of the Fund and all leveraged closed-end real estate funds, regardless of asset size, showed, among other data, that based on net asset value per share, the Fund’s performance was above the median for the 1-, 3- and 5-year periods ended December 31, 2024. The Board noted the explanations from the Manager and the Sub-Advisers regarding the Fund’s relative performance versus the Performance Universe for the period.
Based on the reviews and discussions of Fund performance and considering other relevant factors, including those noted above, the Board concluded, under the circumstances, that continuation of the Management Agreement and the Sub-Advisory Agreements for an additional one-year period would be consistent with the interests of the Fund and its stockholders.
Management and Sub-Advisory Fees and Expense Ratios
The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual management fee (the “Actual Management Fee”) payable by the Fund to the Manager under the Management Agreement and the sub-advisory fees (the “Sub-Advisory Fees”) payable by the Manager to the Sub-Advisers under the Sub-Advisory Agreements in view of the nature, extent and overall quality of the management, investment advisory and other services provided by the Manager and the Sub-Advisers, respectively. The Board noted that the Sub-Advisory Fees payable to Clarion and Western
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Clarion Partners Real Estate Income Fund Inc.

Asset under their Sub-Advisory Agreements with the Manager are paid by the Manager, not the Fund, and, accordingly, that the retention of Clarion and Western Asset does not increase the fees or expenses otherwise incurred by the Fund’s stockholders.
In addition, the Board received and considered information and analyses prepared by Broadridge (the “Broadridge Expense Information”) comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s actual total expenses with those of funds in an expense group (the “Expense Group”), as well as a broader group of funds, each selected and provided by Broadridge. The comparison was based upon the constituent funds’ latest fiscal years. It was noted that while the Board found the Broadridge Expense Information generally useful, they recognized its limitations, including that the data may vary depending on the selection of the peer group.
The Broadridge Expense Information showed that the Fund’s Contractual Management Fee was below the median. The Broadridge Expense Information also showed that the Fund’s Actual Management Fee was below the median. The Broadridge Expense Information also showed that the Fund’s actual total expenses were equal to the median. The Board took into account management’s discussion of the Fund’s expenses.
The Board also reviewed Contract Renewal Information regarding fees charged by the Manager and/or the Sub-Advisers to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, institutional and separate accounts. The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers, and that the Fund is subject not only to heightened regulatory requirements relative to institutional clients but also to requirements for listing on the New York Stock Exchange, and that the Manager coordinates and oversees the provision of services to the Fund by the Fund’s other service providers. The Board considered the fee comparisons in view of the different services provided in managing these other types of clients and funds.
The Board considered the overall management fee, the fees of the Sub-Advisers and the amount of the management fee retained by the Manager after payment of the Sub-Advisory Fees in each case in view of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.
Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the Sub-Advisory Fees were reasonable in view of the nature, extent and overall quality of the management, investment advisory and other services provided by the Manager and the Sub-Advisers to the Fund under the Management Agreement and the Sub-Advisory Agreements, respectively.
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Board approval of management and
subadvisory agreements (unaudited) (cont’d)
Manager Profitability
The Board, as part of the Contract Renewal Information, received an analysis of the profitability to the Manager and its affiliates in providing services to the Fund for the Manager’s fiscal years ended September 30, 2024 and September 30, 2023. The Board also received profitability information with respect to the Franklin Templeton fund complex as a whole. In addition, the Board received Contract Renewal Information with respect to the Manager’s revenue and cost allocation methodologies used in preparing such profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability to each of the Sub-Advisers was not considered to be a material factor in the Board’s considerations since the Sub-Advisory Fee is paid by the Manager, not the Fund, although the Board noted the affiliation of the Manager with the Sub-Advisers. The profitability of the Manager and its affiliates was considered by the Board to be reasonable in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board received and discussed Contract Renewal Information concerning whether the Manager realizes economies of scale if the Fund’s assets grow. The Board noted that because the Fund is a closed-end fund, it has limited ability to increase its assets. The Board determined that the management fee structure was appropriate under the circumstances. For similar reasons as stated above with respect to the Sub-Advisers’ profitability and the costs of the Sub-Advisers’ provision of services, the Board did not consider the potential for economies of scale in the Sub-Advisers’ management of the Fund to be a material factor in the Board’s consideration of the Sub-Advisory Agreements.
Other Benefits to the Manager and the Sub-Advisers
The Board considered other benefits received by the Manager, the Sub-Advisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to the Fund’s stockholders. In view of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Sub-Advisers to the Fund, the Board considered that the ancillary benefits received by the Manager and its affiliates, including the Sub-Advisers, were reasonable.
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Clarion Partners Real Estate Income Fund Inc.

Dividend reinvestment plan (unaudited)
Unless you elect to receive distributions in cash (i.e., opt-out), all dividends, including any capital gain dividends, on your Common Stock will be automatically reinvested in additional shares of Common Stock at the NAV determined on the reinvestment date. You may elect not to participate in the Fund’s Dividend Reinvestment Plan (the “DRIP”) by contacting your Selling Agent or SS&C Global Investor & Distribution Solutions, Inc. (the “Plan Agent”). An election to receive cash may be revoked or reinstated at the option of the stockholder. If you do not participate, you will receive all distributions in cash. All distributions will be wired to your account. The Fund will not pay distributions via check.
Common Stock in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all shares of Common Stock you have received under the Plan.
You may withdraw from the Plan (i.e., opt-out) by notifying the Plan Agent in writing at PO Box 219520 Kansas City, MO 64105 or by calling the Plan Agent at 844-534-4627 between 8:00 am and 5:00 pm CT. Such withdrawal will be effective immediately if notice is received by the Plan Agent more than three business days prior to any dividend or distribution payment date for that dividend to be paid out in cash. If the notice is received less than three business days prior to any dividend or distribution payment date, then that dividend will be reinvested and all subsequent dividends or distributions will be paid out in cash. The Plan may be terminated, amended or supplemented by the Fund upon notice in writing mailed to stockholders at least 30 days prior to the record date for the payment of any dividend or distribution by the Fund for which the termination or amendment is to be effective.
Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Investors will be subject to income tax on amounts reinvested under the Plan.
The Fund reserves the right to amend or terminate the Plan if, in the judgment of the Board, the change is warranted. The Plan Agent’s service fee for handling distributions will be paid by the Fund. Additional information about the Plan and your account may be obtained from the Plan Agent in writing at PO Box 219520 Kansas City, MO 64105 or by calling the Plan Agent at 844-534-4627 between 8:00 am and 5:00 pm CT.
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Clarion Partners
Real Estate Income Fund Inc.
Directors
Robert D. Agdern
Carol L. Colman
Anthony Grillo
Eileen A. Kamerick
Chair
Nisha Kumar
Peter Mason
Hillary A. Sale
Jane Trust
Officers
Jane Trust
President and Chief Executive
Officer
Christopher Berarducci
Treasurer and Principal Financial
Officer
Fred Jensen
Chief Compliance Officer
Marc A. De Oliveira
Secretary and Chief Legal Officer
Thomas C. Mandia
Senior Vice President
Jeanne M. Kelly
Senior Vice President
Clarion Partners Real Estate Income Fund Inc.
One Madison Avenue
17th Floor
New York, NY 10010
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Clarion Partners, LLC
Western Asset Management Company, LLC
Custodian
The Bank of New York Mellon
Transfer agent
SS&C Global Investor & Distribution Solutions, Inc.
801 Pennsylvania Avenue
Kansas City, MO 64105-1307
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Legal counsel
Simpson Thacher & Bartlett LLP
900 G Street NW
Washington, DC 20001

Franklin Templeton Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to Us
This Privacy and Security Notice (the “Privacy Notice”) addresses the Funds’ privacy and data protection practices with respect to nonpublic personal information the Fund receives. The Legg Mason Funds include the Western Asset Money Market Funds (Funds) sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.
The Type of Nonpublic Personal Information the Funds Collect About You
The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:
•  Personal information included on applications or other forms;
•  Account balances, transactions, and mutual fund holdings and positions;
•  Bank account information, legal documents, and identity verification documentation; and
•  Online account access user IDs, passwords, security challenge question responses.
How the Funds Use Nonpublic Personal Information About You
The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:
•  Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;
•  Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;
•  Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;
•  The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;
•  Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.
Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.
The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.
Keeping You Informed of the Funds’ Privacy and Security Practices
The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time, they will notify you promptly if this privacy policy changes.
The Funds’ Security Practices
The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.
Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.
In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Funds at 1-877-721-1926 for the Western Asset Money Market Funds or 1-888-777-0102 for the Legg Mason-sponsored closed-end funds. For additional information related to certain state privacy rights, please visit https://www.franklintempleton.com/help/privacy-policy.
Revised December 2023.
NOT PART OF THE SEMI-ANNUAL REPORT

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, and the applicable rules thereunder, that from time to time the Fund may purchase shares of its stock.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-888-777-0102.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-888-777-0102, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on Franklin Templeton’s website, which can be accessed at www.franklintempleton.com. Any reference to Franklin Templeton’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate Franklin Templeton’s website in this report.
This report is transmitted to the shareholders of Clarion Partners Real Estate Income Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

92083-S 8/25
© 2025 Franklin Templeton. All rights reserved.

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 1 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 1 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	INVESTMENT PROFESSIONALS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Clarion Partners Real Estate Income Fund Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 25, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 25, 2025